UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 – June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Commodities Strategy Fund

Class A | RYMEX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$86	1.55%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Commodities Strategy Fund (Class A)‡	S&P 500 Index	S&P Goldman Sachs Commodity Index
6/30/16	$9,525	$10,000	$10,000
6/30/17	$8,667	$11,790	$9,098
6/30/18	$11,060	$13,484	$11,831
6/30/19	$9,519	$14,889	$10,471
6/30/20	$6,331	$16,006	$6,922
6/30/21	$9,907	$22,536	$10,893
6/30/22	$14,103	$20,144	$15,799
6/30/23	$11,841	$24,091	$13,553
6/30/24	$13,407	$30,006	$15,587
6/30/25	$13,209	$34,556	$15,627
6/30/26	$16,917	$42,271	$20,376

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class A (without sales charge)	22.79%	28.06%	11.30%	5.91%
Class A (with sales charge) ‡	16.96%	21.98%	10.21%	5.40%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P Goldman Sachs Commodity Index	23.92%	30.23%	13.35%	7.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Energy and Industrial Metal sectors had some of the best sector performances for the reporting period. 14 of the 24 index components had positive returns for the period. The components with some of the largest positive returns were Gas Oil, Heating Oil and Gasoline. The components with some of the largest negative returns were Cocoa, Silver, and Corn.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
~	6 month returns are not annualized.

Guggenheim Investments

Commodities Strategy Fund | Class A | RYMEX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$24,892,203
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Federal Agency Bonds	4.0%
Commodity Futures Contracts Purchased	100.2%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Federal Farm Credit Bank 3.67% (SOFR + 0.05%) due 10/02/26	4.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
Guggenheim Ultra Short Income ETF	3.2%
Total	10.5%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYMEX-063026

Guggenheim Investments

Commodities Strategy Fund

Class C | RYMJX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$127	2.30%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Commodities Strategy Fund (Class C)	S&P 500 Index	S&P Goldman Sachs Commodity Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,014	$11,790	$9,098
6/30/18	$11,416	$13,484	$11,831
6/30/19	$9,752	$14,889	$10,471
6/30/20	$6,438	$16,006	$6,922
6/30/21	$10,000	$22,536	$10,893
6/30/22	$14,128	$20,144	$15,799
6/30/23	$11,776	$24,091	$13,553
6/30/24	$13,232	$30,006	$15,587
6/30/25	$12,940	$34,556	$15,627
6/30/26	$16,449	$42,271	$20,376

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class C (without CDSC)	22.33%	27.12%	10.47%	5.10%
Class C (with CDSC) ‡	21.33%	26.12%	10.47%	5.10%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P Goldman Sachs Commodity Index	23.92%	30.23%	13.35%	7.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Energy and Industrial Metal sectors had some of the best sector performances for the reporting period. 14 of the 24 index components had positive returns for the period. The components with some of the largest positive returns were Gas Oil, Heating Oil and Gasoline. The components with some of the largest negative returns were Cocoa, Silver, and Corn.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	6 month returns are not annualized.

Guggenheim Investments

Commodities Strategy Fund | Class C | RYMJX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$24,892,203
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Federal Agency Bonds	4.0%
Commodity Futures Contracts Purchased	100.2%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Federal Farm Credit Bank 3.67% (SOFR + 0.05%) due 10/02/26	4.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
Guggenheim Ultra Short Income ETF	3.2%
Total	10.5%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYMJX-063026

Guggenheim Investments

Commodities Strategy Fund

Class H | RYMBX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class H	$86	1.56%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Commodities Strategy Fund (Class H)	S&P 500 Index	S&P Goldman Sachs Commodity Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,103	$11,790	$9,098
6/30/18	$11,617	$13,484	$11,831
6/30/19	$9,995	$14,889	$10,471
6/30/20	$6,650	$16,006	$6,922
6/30/21	$10,400	$22,536	$10,893
6/30/22	$14,808	$20,144	$15,799
6/30/23	$12,437	$24,091	$13,553
6/30/24	$14,079	$30,006	$15,587
6/30/25	$13,866	$34,556	$15,627
6/30/26	$17,759	$42,271	$20,376

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class H	22.79%	28.09%	11.29%	5.91%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P Goldman Sachs Commodity Index	23.92%	30.23%	13.35%	7.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Energy and Industrial Metal sectors had some of the best sector performances for the reporting period. 14 of the 24 index components had positive returns for the period. The components with some of the largest positive returns were Gas Oil, Heating Oil and Gasoline. The components with some of the largest negative returns were Cocoa, Silver, and Corn.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Commodities Strategy Fund | Class H | RYMBX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$24,892,203
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Federal Agency Bonds	4.0%
Commodity Futures Contracts Purchased	100.2%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Federal Farm Credit Bank 3.67% (SOFR + 0.05%) due 10/02/26	4.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
Guggenheim Ultra Short Income ETF	3.2%
Total	10.5%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYMBX-063026

Guggenheim Investments

Managed Futures Strategy Fund

Class A | RYMTX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Managed Futures Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$91	1.77%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Managed Futures Strategy Fund (Class A)‡	S&P 500 Index	ICE BofA 3-Month U.S. Treasury Bill Index
6/30/16	$9,525	$10,000	$10,000
6/30/17	$8,788	$11,790	$10,049
6/30/18	$9,272	$13,484	$10,186
6/30/19	$9,302	$14,889	$10,421
6/30/20	$9,526	$16,006	$10,591
6/30/21	$10,061	$22,536	$10,601
6/30/22	$11,342	$20,144	$10,619
6/30/23	$11,736	$24,091	$11,000
6/30/24	$12,339	$30,006	$11,594
6/30/25	$11,447	$34,556	$12,137
6/30/26	$13,251	$42,271	$12,603

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class A (without sales charge)	6.41%	15.76%	5.66%	3.36%
Class A (with sales charge) ‡	1.36%	10.24%	4.63%	2.85%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
ICE BofA 3-Month U.S. Treasury Bill Index	1.74%	3.84%	3.52%	2.34%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund's trend-following strategy captures directional moves and gives back gains as trends reverse — H1 2026 showed this, driven by energy. Q1 Commodities dominated as Mideast conflict and closure of a key Gulf route sent crude sharply higher, and the model captured strong trends. These reversed in Q2 as a ceasefire and reopened routes triggered a rapid oil unwind, flipping Energy from top winner to top detractor. Precious Metals compounded this as easing risk, a stronger dollar, and rate shifts drove gold to its worst decline in a decade. Grains/Softs added drag. Equities were steadier, led by Asia/Europe. Overall, the fund posted strong H1 gains, partly reversed in Q2.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
~	6 month returns are not annualized.

Guggenheim Investments

Managed Futures Strategy Fund | Class A | RYMTX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$24,107,027
  Total Number of Portfolio Holdings86
  Portfolio Turnover Rate-%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-3.6%
Interest Rate Futures Contracts Sold Short	-139.2%
Commodity Futures Contracts Sold Short	-34.0%
Currency Futures Contracts Sold Short	-31.0%
Currency Futures Contracts Purchased	9.4%
Interest Rate Futures Contracts Purchased	18.1%
Equity Futures Contracts Purchased	38.8%
Commodity Futures Contracts Purchased	59.7%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	19.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.6%
Guggenheim Ultra Short Income ETF	5.1%
Total	35.6%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYMTX-063026

Guggenheim Investments

Managed Futures Strategy Fund

Class C | RYMZX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Managed Futures Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$129	2.52%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Managed Futures Strategy Fund (Class C)	S&P 500 Index	ICE BofA 3-Month U.S. Treasury Bill Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,159	$11,790	$10,049
6/30/18	$9,594	$13,484	$10,186
6/30/19	$9,554	$14,889	$10,421
6/30/20	$9,707	$16,006	$10,591
6/30/21	$10,180	$22,536	$10,601
6/30/22	$11,390	$20,144	$10,619
6/30/23	$11,698	$24,091	$11,000
6/30/24	$12,214	$30,006	$11,594
6/30/25	$11,247	$34,556	$12,137
6/30/26	$12,918	$42,271	$12,603

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class C (without CDSC)	5.99%	14.85%	4.88%	2.59%
Class C (with CDSC) ‡	4.99%	13.85%	4.88%	2.59%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
ICE BofA 3-Month U.S. Treasury Bill Index	1.74%	3.84%	3.52%	2.34%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund's trend-following strategy captures directional moves and gives back gains as trends reverse — H1 2026 showed this, driven by energy. Q1 Commodities dominated as Mideast conflict and closure of a key Gulf route sent crude sharply higher, and the model captured strong trends. These reversed in Q2 as a ceasefire and reopened routes triggered a rapid oil unwind, flipping Energy from top winner to top detractor. Precious Metals compounded this as easing risk, a stronger dollar, and rate shifts drove gold to its worst decline in a decade. Grains/Softs added drag. Equities were steadier, led by Asia/Europe. Overall, the fund posted strong H1 gains, partly reversed in Q2.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	6 month returns are not annualized.

Guggenheim Investments

Managed Futures Strategy Fund | Class C | RYMZX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$24,107,027
  Total Number of Portfolio Holdings86
  Portfolio Turnover Rate-%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-3.6%
Interest Rate Futures Contracts Sold Short	-139.2%
Commodity Futures Contracts Sold Short	-34.0%
Currency Futures Contracts Sold Short	-31.0%
Currency Futures Contracts Purchased	9.4%
Interest Rate Futures Contracts Purchased	18.1%
Equity Futures Contracts Purchased	38.8%
Commodity Futures Contracts Purchased	59.7%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	19.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.6%
Guggenheim Ultra Short Income ETF	5.1%
Total	35.6%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYMZX-063026

Guggenheim Investments

Managed Futures Strategy Fund

Class P | RYMFX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Managed Futures Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$91	1.77%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Managed Futures Strategy Fund (Class P)	S&P 500 Index	ICE BofA 3-Month U.S. Treasury Bill Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,245	$11,790	$10,049
6/30/18	$9,759	$13,484	$10,186
6/30/19	$9,785	$14,889	$10,421
6/30/20	$10,026	$16,006	$10,591
6/30/21	$10,590	$22,536	$10,601
6/30/22	$11,939	$20,144	$10,619
6/30/23	$12,343	$24,091	$11,000
6/30/24	$12,979	$30,006	$11,594
6/30/25	$12,041	$34,556	$12,137
6/30/26	$13,945	$42,271	$12,603

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class P	6.40%	15.81%	5.66%	3.38%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
ICE BofA 3-Month U.S. Treasury Bill Index	1.74%	3.84%	3.52%	2.34%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund's trend-following strategy captures directional moves and gives back gains as trends reverse — H1 2026 showed this, driven by energy. Q1 Commodities dominated as Mideast conflict and closure of a key Gulf route sent crude sharply higher, and the model captured strong trends. These reversed in Q2 as a ceasefire and reopened routes triggered a rapid oil unwind, flipping Energy from top winner to top detractor. Precious Metals compounded this as easing risk, a stronger dollar, and rate shifts drove gold to its worst decline in a decade. Grains/Softs added drag. Equities were steadier, led by Asia/Europe. Overall, the fund posted strong H1 gains, partly reversed in Q2.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Managed Futures Strategy Fund | Class P | RYMFX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$24,107,027
  Total Number of Portfolio Holdings86
  Portfolio Turnover Rate-%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-3.6%
Interest Rate Futures Contracts Sold Short	-139.2%
Commodity Futures Contracts Sold Short	-34.0%
Currency Futures Contracts Sold Short	-31.0%
Currency Futures Contracts Purchased	9.4%
Interest Rate Futures Contracts Purchased	18.1%
Equity Futures Contracts Purchased	38.8%
Commodity Futures Contracts Purchased	59.7%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	19.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.6%
Guggenheim Ultra Short Income ETF	5.1%
Total	35.6%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYMFX-063026

Guggenheim Investments

Managed Futures Strategy Fund

Institutional Class | RYIFX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Managed Futures Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$78	1.52%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $2 million initial investment.

Table Summary
	Managed Futures Strategy Fund (Institutional Class)	S&P 500 Index	ICE BofA 3-Month U.S. Treasury Bill Index
6/30/16	$2,000,000	$2,000,000	$2,000,000
6/30/17	$1,849,450	$2,357,922	$2,009,724
6/30/18	$1,957,440	$2,696,851	$2,037,104
6/30/19	$1,968,731	$2,977,793	$2,084,221
6/30/20	$2,021,080	$3,201,279	$2,118,170
6/30/21	$2,139,475	$4,507,213	$2,120,167
6/30/22	$2,418,104	$4,028,737	$2,123,727
6/30/23	$2,509,715	$4,818,129	$2,200,046
6/30/24	$2,646,891	$6,001,274	$2,318,882
6/30/25	$2,461,741	$6,911,288	$2,427,414
6/30/26	$2,856,994	$8,454,232	$2,520,607

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Institutional Class	6.50%	16.06%	5.95%	3.63%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
ICE BofA 3-Month U.S. Treasury Bill Index	1.74%	3.84%	3.52%	2.34%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund's trend-following strategy captures directional moves and gives back gains as trends reverse — H1 2026 showed this, driven by energy. Q1 Commodities dominated as Mideast conflict and closure of a key Gulf route sent crude sharply higher, and the model captured strong trends. These reversed in Q2 as a ceasefire and reopened routes triggered a rapid oil unwind, flipping Energy from top winner to top detractor. Precious Metals compounded this as easing risk, a stronger dollar, and rate shifts drove gold to its worst decline in a decade. Grains/Softs added drag. Equities were steadier, led by Asia/Europe. Overall, the fund posted strong H1 gains, partly reversed in Q2.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Managed Futures Strategy Fund | Institutional Class | RYIFX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$24,107,027
  Total Number of Portfolio Holdings86
  Portfolio Turnover Rate-%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-3.6%
Interest Rate Futures Contracts Sold Short	-139.2%
Commodity Futures Contracts Sold Short	-34.0%
Currency Futures Contracts Sold Short	-31.0%
Currency Futures Contracts Purchased	9.4%
Interest Rate Futures Contracts Purchased	18.1%
Equity Futures Contracts Purchased	38.8%
Commodity Futures Contracts Purchased	59.7%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	19.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.6%
Guggenheim Ultra Short Income ETF	5.1%
Total	35.6%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYIFX-063026

Guggenheim Investments

Multi-Hedge Strategies Fund

Class A | RYMQX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$81	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Multi-Hedge Strategies Fund (Class A)‡	S&P 500 Index	HFRX Global Hedge Fund Index
6/30/16	$9,525	$10,000	$10,000
6/30/17	$9,589	$11,790	$10,600
6/30/18	$9,482	$13,484	$10,862
6/30/19	$9,816	$14,889	$10,650
6/30/20	$10,358	$16,006	$10,979
6/30/21	$11,641	$22,536	$12,298
6/30/22	$11,198	$20,144	$11,669
6/30/23	$11,195	$24,091	$11,822
6/30/24	$11,670	$30,006	$12,462
6/30/25	$10,850	$34,556	$13,054
6/30/26	$11,808	$42,271	$14,315

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class A (without sales charge)	5.07%	8.83%	0.28%	2.17%
Class A (with sales charge) ‡	0.08%	3.67%	-0.68%	1.68%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
HFRX Global Hedge Fund Index	4.80%	9.66%	3.08%	3.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund's global macro strategies were the largest contributor during the period, with Trend (managed futures beta), Premia (Carry, Flow, and Value), and Core (multi-strategy beta) all posting positive contributions. Long/short equity was the second largest contributor and top performer in the first half, driven by fundamental (momentum, value) and industry (IT) tilts. Closed-end fund arbitrage also had modest positive contributions as none of the strategies in the fund detracted from performance over this period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
~	6 month returns are not annualized.

Guggenheim Investments

Multi-Hedge Strategies Fund | Class A | RYMQX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$9,200,795
  Total Number of Portfolio Holdings325
  Portfolio Turnover Rate65%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-8.4%
Interest Rate Futures Contracts Sold Short	-56.8%
OTC Custom Basket Swap Agreements Sold Short	-26.9%
Currency Futures Contracts Sold Short	-16.4%
Commodity Futures Contracts Sold Short	-15.4%
Exchange-Traded Funds Sold Short	-4.8%
Closed-End Mutual Funds	5.6%
Equity Futures Contracts Purchased	7.8%
Currency Futures Contracts Purchased	13.2%
Commodity Futures Contracts Purchased	17.3%
Interest Rate Futures Contracts Purchased	18.1%
Common Stocks	24.0%
OTC Custom Basket Swap Agreements	42.1%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	12.5%
Guggenheim Strategy Fund III	7.0%
Guggenheim Ultra Short Income ETF	5.0%
Chart Industries, Inc.	2.4%
Norfolk Southern Corp.	1.3%
Electronic Arts, Inc.	1.3%
International Money Express, Inc.	1.3%
Janus Henderson Group plc	1.2%
TXNM Energy, Inc.	1.1%
DigitalBridge Group, Inc.	1.1%
Total	34.2%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYMQX-063026

Guggenheim Investments

Multi-Hedge Strategies Fund

Class C | RYMRX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$119	2.35%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Multi-Hedge Strategies Fund (Class C)	S&P 500 Index	HFRX Global Hedge Fund Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,994	$11,790	$10,600
6/30/18	$9,808	$13,484	$10,862
6/30/19	$10,089	$14,889	$10,650
6/30/20	$10,565	$16,006	$10,979
6/30/21	$11,784	$22,536	$12,298
6/30/22	$11,256	$20,144	$11,669
6/30/23	$11,166	$24,091	$11,822
6/30/24	$11,557	$30,006	$12,462
6/30/25	$10,663	$34,556	$13,054
6/30/26	$11,521	$42,271	$14,315

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class C (without CDSC)	4.67%	8.05%	-0.45%	1.43%
Class C (with CDSC) ‡	3.67%	7.07%	-0.45%	1.43%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
HFRX Global Hedge Fund Index	4.80%	9.66%	3.08%	3.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund's global macro strategies were the largest contributor during the period, with Trend (managed futures beta), Premia (Carry, Flow, and Value), and Core (multi-strategy beta) all posting positive contributions. Long/short equity was the second largest contributor and top performer in the first half, driven by fundamental (momentum, value) and industry (IT) tilts. Closed-end fund arbitrage also had modest positive contributions as none of the strategies in the fund detracted from performance over this period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	6 month returns are not annualized.

Guggenheim Investments

Multi-Hedge Strategies Fund | Class C | RYMRX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$9,200,795
  Total Number of Portfolio Holdings325
  Portfolio Turnover Rate65%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-8.4%
Interest Rate Futures Contracts Sold Short	-56.8%
OTC Custom Basket Swap Agreements Sold Short	-26.9%
Currency Futures Contracts Sold Short	-16.4%
Commodity Futures Contracts Sold Short	-15.4%
Exchange-Traded Funds Sold Short	-4.8%
Closed-End Mutual Funds	5.6%
Equity Futures Contracts Purchased	7.8%
Currency Futures Contracts Purchased	13.2%
Commodity Futures Contracts Purchased	17.3%
Interest Rate Futures Contracts Purchased	18.1%
Common Stocks	24.0%
OTC Custom Basket Swap Agreements	42.1%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	12.5%
Guggenheim Strategy Fund III	7.0%
Guggenheim Ultra Short Income ETF	5.0%
Chart Industries, Inc.	2.4%
Norfolk Southern Corp.	1.3%
Electronic Arts, Inc.	1.3%
International Money Express, Inc.	1.3%
Janus Henderson Group plc	1.2%
TXNM Energy, Inc.	1.1%
DigitalBridge Group, Inc.	1.1%
Total	34.2%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYMRX-063026

Guggenheim Investments

Multi-Hedge Strategies Fund

Class P | RYMSX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$81	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Multi-Hedge Strategies Fund (Class P)	S&P 500 Index	HFRX Global Hedge Fund Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,069	$11,790	$10,600
6/30/18	$9,969	$13,484	$10,862
6/30/19	$10,329	$14,889	$10,650
6/30/20	$10,898	$16,006	$10,979
6/30/21	$12,242	$22,536	$12,298
6/30/22	$11,779	$20,144	$11,669
6/30/23	$11,778	$24,091	$11,822
6/30/24	$12,276	$30,006	$12,462
6/30/25	$11,417	$34,556	$13,054
6/30/26	$12,423	$42,271	$14,315

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class P	5.09%	8.82%	0.29%	2.19%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
HFRX Global Hedge Fund Index	4.80%	9.66%	3.08%	3.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund's global macro strategies were the largest contributor during the period, with Trend (managed futures beta), Premia (Carry, Flow, and Value), and Core (multi-strategy beta) all posting positive contributions. Long/short equity was the second largest contributor and top performer in the first half, driven by fundamental (momentum, value) and industry (IT) tilts. Closed-end fund arbitrage also had modest positive contributions as none of the strategies in the fund detracted from performance over this period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Multi-Hedge Strategies Fund | Class P | RYMSX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$9,200,795
  Total Number of Portfolio Holdings325
  Portfolio Turnover Rate65%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-8.4%
Interest Rate Futures Contracts Sold Short	-56.8%
OTC Custom Basket Swap Agreements Sold Short	-26.9%
Currency Futures Contracts Sold Short	-16.4%
Commodity Futures Contracts Sold Short	-15.4%
Exchange-Traded Funds Sold Short	-4.8%
Closed-End Mutual Funds	5.6%
Equity Futures Contracts Purchased	7.8%
Currency Futures Contracts Purchased	13.2%
Commodity Futures Contracts Purchased	17.3%
Interest Rate Futures Contracts Purchased	18.1%
Common Stocks	24.0%
OTC Custom Basket Swap Agreements	42.1%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	12.5%
Guggenheim Strategy Fund III	7.0%
Guggenheim Ultra Short Income ETF	5.0%
Chart Industries, Inc.	2.4%
Norfolk Southern Corp.	1.3%
Electronic Arts, Inc.	1.3%
International Money Express, Inc.	1.3%
Janus Henderson Group plc	1.2%
TXNM Energy, Inc.	1.1%
DigitalBridge Group, Inc.	1.1%
Total	34.2%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYMSX-063026

Guggenheim Investments

Multi-Hedge Strategies Fund

Institutional Class | RYIMX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$68	1.34%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $2 million initial investment.

Table Summary
	Multi-Hedge Strategies Fund (Institutional Class)	S&P 500 Index	HFRX Global Hedge Fund Index
6/30/16	$2,000,000	$2,000,000	$2,000,000
6/30/17	$2,018,536	$2,357,922	$2,120,031
6/30/18	$1,999,633	$2,696,851	$2,172,471
6/30/19	$2,076,638	$2,977,793	$2,130,079
6/30/20	$2,196,968	$3,201,279	$2,195,866
6/30/21	$2,474,269	$4,507,213	$2,459,613
6/30/22	$2,386,753	$4,028,737	$2,333,708
6/30/23	$2,392,381	$4,818,129	$2,364,317
6/30/24	$2,499,636	$6,001,274	$2,492,455
6/30/25	$2,329,692	$6,911,288	$2,610,802
6/30/26	$2,543,049	$8,454,232	$2,862,973

Average Annual Total Returns⋄ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Institutional Class	5.20%	9.16%	0.55%	2.43%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
HFRX Global Hedge Fund Index	4.80%	9.66%	3.08%	3.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund's global macro strategies were the largest contributor during the period, with Trend (managed futures beta), Premia (Carry, Flow, and Value), and Core (multi-strategy beta) all posting positive contributions. Long/short equity was the second largest contributor and top performer in the first half, driven by fundamental (momentum, value) and industry (IT) tilts. Closed-end fund arbitrage also had modest positive contributions as none of the strategies in the fund detracted from performance over this period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Multi-Hedge Strategies Fund | Institutional Class | RYIMX

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$9,200,795
  Total Number of Portfolio Holdings325
  Portfolio Turnover Rate65%

What did the Fund invest in?

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-8.4%
Interest Rate Futures Contracts Sold Short	-56.8%
OTC Custom Basket Swap Agreements Sold Short	-26.9%
Currency Futures Contracts Sold Short	-16.4%
Commodity Futures Contracts Sold Short	-15.4%
Exchange-Traded Funds Sold Short	-4.8%
Closed-End Mutual Funds	5.6%
Equity Futures Contracts Purchased	7.8%
Currency Futures Contracts Purchased	13.2%
Commodity Futures Contracts Purchased	17.3%
Interest Rate Futures Contracts Purchased	18.1%
Common Stocks	24.0%
OTC Custom Basket Swap Agreements	42.1%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	12.5%
Guggenheim Strategy Fund III	7.0%
Guggenheim Ultra Short Income ETF	5.0%
Chart Industries, Inc.	2.4%
Norfolk Southern Corp.	1.3%
Electronic Arts, Inc.	1.3%
International Money Express, Inc.	1.3%
Janus Henderson Group plc	1.2%
TXNM Energy, Inc.	1.1%
DigitalBridge Group, Inc.	1.1%
Total	34.2%
Footnote	Description
Footnote(1)	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-RYIMX-063026

Guggenheim Investments

(b)	Not applicable.

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual Financial Statements and Financial Highlights are attached herewith.

6.30.2026

Guggenheim Funds Semi-Annual Financial Report

Rydex Commodities Fund
Rydex Commodities Strategy Fund
Guggenheim Alternative Funds
Guggenheim Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund

GuggenheimInvestments.com	RSF-SEMI-0626x1226

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT)
COMMODITIES STRATEGY FUND	2
MANAGED FUTURES STRATEGY FUND	9
MULTI-HEDGE STRATEGIES FUND	19
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	39
OTHER INFORMATION	56
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	57
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	58
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	59
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	60

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
COMMODITIES STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 3.2%
Guggenheim Ultra Short Income ETF(a)	15,900	$796,983

Total Exchange-Traded Funds
(Cost $800,639)		796,983

MUTUAL FUNDS - 3.3%
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	81,258	817,456

Total Mutual Funds
(Cost $808,985)		817,456

	FACE AMOUNT
REPURCHASE AGREEMENTS(b) - 41.8%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$5,199,872	5,199,872
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	5,199,621	5,199,621

Total Repurchase Agreements
(Cost $10,399,493)		10,399,493

U.S. TREASURY BILLS - 32.1%
U.S. Treasury Bills
3.61% due 07/23/26(c)	5,000,000	4,989,015
3.65% due 07/02/26(c)	3,000,000	2,999,696

Total U.S. Treasury Bills
(Cost $7,988,711)		7,988,711

FEDERAL AGENCY BONDS - 4.0%
Federal Farm Credit Bank
3.67% (SOFR + 0.05%) due 10/02/26◊	1,000,000	1,000,043

Total Federal Agency Bonds
(Cost $1,000,062)		1,000,043

Total Investments - 84.4%
(Cost $20,997,890)		$21,002,686

Other Assets & Liabilities, net - 15.6%		3,889,517
Total Net Assets - 100.0%		$24,892,203

◊	Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)	Affiliated issuer.
(b)	Repurchase Agreements — See Note 6.
(c)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation(a)
Commodity Futures Contracts Purchased
S&P Goldman Sachs Commodity Index Futures Contracts	161	Jul 2026	$24,932,734	$(2,644,689)

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$796,983	$—	$—	$796,983
Mutual Funds	817,456	—	—	817,456
Repurchase Agreements	—	10,399,493	—	10,399,493
U.S. Treasury Bills	—	7,988,711	—	7,988,711
Federal Agency Bonds	—	1,000,043	—	1,000,043
Total Assets	$1,614,439	$19,388,247	$—	$21,002,686

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts(a)	$2,644,689	$—	$—	$2,644,689

(a)	Reported as unrealized appreciation/(depreciation) at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim Strategy Funds Trust that is no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$800,645	$(6)	$—	$(3,656)	$796,983	15,900	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	819,081	—	—	—	(1,625)	817,456	81,258	17,940
Guggenheim Strategy Fund II	797,328	—	(800,645)	—	3,317	—	—	18,034
	$1,616,409	$800,645	$(800,651)	$—	$(1,964)	$1,614,439		$35,974

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
COMMODITIES STRATEGY FUND

June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $8,988,773)	$8,988,754
Investments in affiliated issuers, at value (cost $1,609,624)	1,614,439
Repurchase agreements, at value (cost $10,399,493)	10,399,493
Segregated cash due from broker	3,780,000
Prepaid expenses	24,353
Receivables:
Variation margin on futures contracts	83,913
Fund shares sold	61,019
Interest	13,212
Total assets	24,965,183

LIABILITIES:
Payable for:
Investment advisory fees	20,070
Transfer agent fees	16,020
Fund accounting/administration fees	15,570
Distribution and service fees	7,307
Printing fees	3,929
Professional fees	3,907
Fund shares redeemed	2,282
Trustees’ fees and expenses*	448
Other liabilities	3,447
Total liabilities	72,980
NET ASSETS	$24,892,203

NET ASSETS CONSIST OF:
Paid-in capital	$37,792,115
Total distributable earnings (loss)	(12,899,912)
Net assets	$24,892,203

Class A:
Net assets	$699,770
Capital shares outstanding	3,707
Net asset value per share	$188.77
Maximum offering price per share (Net asset value divided by 95.25%)	$198.18
Class C:
Net assets	$109,460
Capital shares outstanding	1,080
Net asset value per share	$101.34
Class H:
Net assets	$24,082,973
Capital shares outstanding	127,405
Net asset value per share	$189.03

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
COMMODITIES STRATEGY FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of affiliated issuers	$35,974
Interest from securities of unaffiliated issuers	366,948
Total investment income	402,922

EXPENSES:
Investment advisory fees	100,627
Distribution and service fees:
Class A	1,060
Class C	606
Class H	27,318
Transfer agent fees:
Class A	862
Class C	123
Class H	21,941
Fund accounting/administration fees	16,926
Registration and filing fees	10,209
Professional fees	10,184
Custodian fees	2,550
Trustees’ fees and expenses*	1,572
Miscellaneous	5,764
Total expenses	199,742
Less:
Expenses reimbursed by Adviser	(5,706)
Expenses waived by Adviser	(15,992)
Total waived/reimbursed expenses	(21,698)
Net expenses	178,044
Net investment income	224,878
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(213)
Futures contracts	1,317,649
Net realized gain	1,317,436
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(45)
Investments in affiliated issuers	(1,964)
Futures contracts	(2,662,548)
Net change in unrealized appreciation (depreciation)	(2,664,557)
Net realized and unrealized loss	(1,347,121)
Net decrease in net assets resulting from operations	$(1,122,243)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
COMMODITIES STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$224,878	$152,529
Net realized gain (loss) on investments	1,317,436	(15,431)
Net change in unrealized appreciation (depreciation) on investments	(2,664,557)	(75,212)
Net increase (decrease) in net assets resulting from operations	(1,122,243)	61,886

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(20,941)
Class C	—	(4,152)
Class H	—	(146,987)
Total distributions to shareholders	—	(172,080)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	455,637	626,966
Class C	77,500	25,134
Class H	69,416,072	43,089,089
Distributions reinvested
Class A	—	20,701
Class C	—	4,152
Class H	—	139,832
Cost of shares redeemed
Class A	(873,693)	(713,063)
Class C	(86,986)	(361,902)
Class H	(48,349,575)	(42,499,629)
Capital contribution from administrator
Class H	29,291	—
Net increase from capital share transactions	20,668,246	331,280
Net increase in net assets	19,546,003	221,086
NET ASSETS:
Beginning of period	5,346,200	5,125,114
End of period	$24,892,203	$5,346,200

CAPITAL SHARE ACTIVITY:
Shares sold
Class A	2,234	4,215 *
Class C	632	293 *
Class H	336,206	276,396 *
Shares issued from reinvestment of distributions
Class A	—	138 *
Class C	—	51 *
Class H	—	928 *
Shares redeemed
Class A	(4,215)	(4,733)*
Class C	(715)	(4,548)*
Class H	(237,223)	(273,903)*
Net increase (decrease) in shares	96,919	(1,163)

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025(b)	Year Ended 12/31/2024(b)	Year Ended 12/31/2023(b)	Year Ended 12/31/2022(b)	Year Ended 12/31/2021(b)
Per Share Data
Net asset value, beginning of period	$153.74	$150.41	$138.95	$155.60	$147.93	$109.65
Income (loss) from investment operations: Net investment income (loss)(c)	1.91	4.20	5.45	5.25	(0.10)	(2.00)
Net gain (loss) on investments (realized and unrealized)	33.12	2.79 (d)	6.01 (d)	(15.00)	34.47	44.68
Total from investment operations	35.03	6.99	11.46	(9.75)	34.37	42.68
Less distributions from:
Net investment income	—	(3.66)	—	(6.90)	(26.70)	(4.40)
Total distributions	—	(3.66)	—	(6.90)	(26.70)	(4.40)
Net asset value, end of period	$188.77	$153.74	$150.41	$138.95	$155.60	$147.93

Total Return(e)	22.79%	4.72%	8.24%	(6.25)%	23.52%	39.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$700	$874	$913	$879	$1,463	$724
Ratios to average net assets:
Net investment income (loss)	2.04%	2.74%	3.69%	3.52%	(0.05)%	(1.43)%
Total expenses(f)	1.76%	1.87%	1.81%	1.75%	1.74%	1.78%
Net expenses(g)	1.55%	1.65%	1.58%	1.56%	1.60%	1.63%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025(b)	Year Ended 12/31/2024(b)	Year Ended 12/31/2023(b)	Year Ended 12/31/2022(b)	Year Ended 12/31/2021(b)
Per Share Data
Net asset value, beginning of period	$82.84	$83.31	$77.54	$90.78	$96.14	$72.95
Income (loss) from investment operations:
Net investment income (loss)(c)	0.66	1.70	2.40	2.40	(0.85)	(2.05)
Net gain (loss) on investments (realized and unrealized)	17.84	1.49 (d)	3.37 (d)	(8.74)	22.19	29.64
Total from investment operations	18.50	3.19	5.77	(6.34)	21.34	27.59
Less distributions from:
Net investment income	—	(3.66)	—	(6.90)	(26.70)	(4.40)
Total distributions	—	(3.66)	—	(6.90)	(26.70)	(4.40)
Net asset value, end of period	$101.34	$82.84	$83.31	$77.54	$90.78	$96.14

Total Return(e)	22.33%	3.95%	7.41%	(6.96)%	22.60%	38.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$109	$96	$447	$398	$728	$183
Ratios to average net assets:
Net investment income (loss)	1.27%	2.00%	2.94%	2.75%	(0.68)%	(2.18)%
Total expenses(f)	2.50%	2.64%	2.57%	2.50%	2.49%	2.53%
Net expenses(g)	2.30%	2.41%	2.34%	2.30%	2.35%	2.38%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
COMMODITIES STRATEGY FUND

Class H	Six Months Ended 06/30/2026(a)		Year Ended 12/31/2025(b)	Year Ended 12/31/2024(b)	Year Ended 12/31/2023(b)	Year Ended 12/31/2022(b)	Year Ended 12/31/2021(b)
Per Share Data
Net asset value, beginning of period	$153.94		$150.60	$139.18	$155.82	$148.12	$109.79
Income (loss) from investment operations:
Net investment income (loss)(c)	2.02		4.22	5.65	5.50	(1.15)	(2.05)
Net gain (loss) on investments (realized and unrealized)	32.80		2.78 (d)	5.77 (d)	(15.24)	35.55	44.78
Total from investment operations	34.82		7.00	11.42	(9.74)	34.40	42.73
Less distributions from:
Net investment income	—		(3.66)	—	(6.90)	(26.70)	(4.40)
Total distributions	—		(3.66)	—	(6.90)	(26.70)	(4.40)
Capital contribution from administrator	0.27		—	—	—	—	—
Net asset value, end of period	$189.03		$153.94	$150.60	$139.18	$155.82	$148.12

Total Return	22.79	%(h)	4.71%	8.19%	(6.24)%	23.53%	39.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,083		$4,375	$3,765	$3,065	$7,333	$20,898
Ratios to average net assets:
Net investment income (loss)	1.97%		2.73%	3.76%	3.59%	(0.58)%	(1.44)%
Total expenses(f)	1.75%		1.86%	1.79%	1.75%	1.75%	1.77%
Net expenses(g)	1.56%		1.65%	1.57%	1.56%	1.61%	1.63%
Portfolio turnover rate	—		—	—	—	—	—

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025.
(c)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(d)	The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(e)	Total return does not reflect the impact of any applicable sales charges.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
(h)	During the period ended June 30, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the period ended June 30, 2026 was 0.31%. See Note 5 in the Notes to Financial Statements.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 5.1%
Guggenheim Ultra Short Income ETF(a)	24,362	$1,221,138

Total Exchange-Traded Funds
(Cost $1,209,131)		1,221,138

MUTUAL FUNDS - 30.4%
Guggenheim Strategy Fund III(a)	193,266	4,791,053
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	253,625	2,551,471

Total Mutual Funds
(Cost $7,333,598)		7,342,524

	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS(b) - 54.5%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$6,564,447	$6,564,447
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	6,564,132	6,564,132
Total Repurchase Agreements
(Cost $13,128,579)		13,128,579

Total Investments - 90.0%
(Cost $21,671,308)		$21,692,241

Other Assets & Liabilities, net - 10.0%		2,414,786
Total Net Assets - 100.0%		$24,107,027

(a)	Affiliated issuer.
(b)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts	3	Sep 2026	$1,831,260	$82,790
Nikkei 225 (OSE) Index Futures Contracts	2	Sep 2026	876,491	45,837
IBEX 35 Index Futures Contracts	6	Jul 2026	1,329,637	32,710
S&P MidCap 400 Index Mini Futures Contracts	2	Sep 2026	777,000	22,531
Dow Jones Industrial Average Mini Futures Contracts	4	Sep 2026	1,053,460	15,877
Euro STOXX 50 Index Futures Contracts	5	Sep 2026	363,429	14,802
S&P 500 Index Mini Futures Contracts	2	Sep 2026	754,700	12,771
MSCI Emerging Markets Index Futures Contracts	2	Sep 2026	175,760	7,802
S&P/TSX 60 IX Index Futures Contracts	3	Sep 2026	869,135	5,945
FTSE 100 Index Futures Contracts	6	Sep 2026	839,087	4,995
Mini MSCI EAFE Index Futures Contracts	1	Sep 2026	157,185	3,275
FTSE Taiwan Index Futures Contracts	2	Jul 2026	323,440	(17,598)
				$231,737
Interest Rate Futures Contracts Purchased
Canadian Government 10 Year Bond Futures Contracts	32	Sep 2026	2,732,445	12,536
U.S. Treasury 10 Year Note Futures Contracts	2	Sep 2026	219,531	260
U.S. Treasury Long Bond Futures Contracts	1	Sep 2026	113,062	218
U.S. Treasury Ultra Long Bond Futures Contracts	1	Sep 2026	115,594	98
Euro - Bund Futures Contracts	4	Sep 2026	581,213	(1,039)
Long Gilt Futures Contracts	5	Sep 2026	590,543	(4,210)
				$7,863

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MANAGED FUTURES STRATEGY FUND

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Currency Futures Contracts Purchased
Australian Dollar Futures Contracts	7	Sep 2026	$483,980	$987
Mexican Peso Futures Contracts	34	Sep 2026	965,770	(353)
Japanese Yen Futures Contracts	2	Sep 2026	154,700	(419)
British Pound Futures Contracts	8	Sep 2026	663,200	(1,960)
				$(1,745)
Commodity Futures Contracts Purchased
LME Zinc Futures Contracts	8	Jul 2026	715,286	19,449
Live Cattle Futures Contracts	18	Aug 2026	1,745,460	9,990
Brent Crude Futures Contracts	1	Jul 2026	73,440	848
Soybean Meal Futures Contracts	2	Dec 2026	60,620	94
Wheat Futures Contracts	3	Sep 2026	88,387	(116)
Coffee ‘C’ Futures Contracts	1	Sep 2026	111,169	(172)
Cotton #2 Futures Contracts	13	Dec 2026	499,200	(755)
LME Zinc Futures Contracts	12	Aug 2026	1,074,888	(4,415)
Cattle Feeder Futures Contracts	5	Aug 2026	911,500	(6,872)
LME Nickel Futures Contracts	1	Aug 2026	97,158	(10,437)
Platinum Futures Contracts	2	Oct 2026	156,650	(14,699)
Gasoline RBOB Futures Contracts	4	Jul 2026	487,872	(16,069)
Copper Futures Contracts	3	Sep 2026	468,938	(17,206)
Palladium Futures Contracts	2	Sep 2026	244,000	(18,743)
NY Harbor ULSD Futures Contracts	3	Jul 2026	408,681	(23,851)
LME Lead Futures Contracts	16	Aug 2026	743,216	(28,360)
Low Sulphur Gas Oil Futures Contracts	7	Aug 2026	640,850	(32,277)
LME Lead Futures Contracts	10	Jul 2026	460,475	(36,338)
WTI Crude Futures Contracts	4	Jul 2026	280,400	(43,360)
Silver Futures Contracts	3	Sep 2026	894,450	(52,204)
LME Primary Aluminum Futures Contracts	9	Aug 2026	693,749	(74,016)
Soybean Oil Futures Contracts	33	Dec 2026	1,293,930	(76,672)
LME Primary Aluminum Futures Contracts	6	Jul 2026	461,455	(91,265)
LME Nickel Futures Contracts	6	Jul 2026	580,104	(107,689)
Gold 100 oz. Futures Contracts	3	Aug 2026	1,208,940	(116,726)
				$(741,861)

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MANAGED FUTURES STRATEGY FUND

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Commodity Futures Contracts Sold Short
LME Nickel Futures Contracts	6	Jul 2026	$580,104	$97,293
LME Primary Aluminum Futures Contracts	5	Aug 2026	385,416	78,891
LME Primary Aluminum Futures Contracts	6	Jul 2026	461,456	75,694
LME Lead Futures Contracts	10	Jul 2026	460,475	35,952
LME Lead Futures Contracts	21	Aug 2026	975,471	33,023
LME Nickel Futures Contracts	3	Aug 2026	291,474	27,728
Corn Futures Contracts	62	Sep 2026	1,291,926	23,459
Hard Red Winter Wheat Futures Contracts	11	Sep 2026	343,887	3,125
Cocoa Futures Contracts	1	Sep 2026	50,780	1,603
Platinum Futures Contracts	1	Oct 2026	78,325	1,342
LME Zinc Futures Contracts	8	Jul 2026	715,286	1,033
Wheat Futures Contracts	2	Sep 2026	58,925	799
Soybean Meal Futures Contracts	2	Dec 2026	60,620	(146)
Natural Gas Futures Contracts	8	Jul 2026	260,640	(2,043)
Lean Hogs Futures Contracts	7	Aug 2026	274,960	(4,110)
LME Zinc Futures Contracts	5	Aug 2026	447,870	(4,318)
Soybean Futures Contracts	17	Nov 2026	972,188	(9,148)
Sugar #11 Futures Contracts	29	Sep 2026	481,353	(21,741)
				$338,436
Currency Futures Contracts Sold Short
Canadian Dollar Futures Contracts	68	Sep 2026	4,811,000	68,014
Euro FX Futures Contracts	11	Sep 2026	1,576,094	7,885
Japanese Yen Futures Contracts	11	Sep 2026	850,850	3,183
British Pound Futures Contracts	2	Sep 2026	165,800	445
Australian Dollar Futures Contracts	1	Sep 2026	69,140	(36)
				$79,491
Interest Rate Futures Contracts Sold Short
U.S. Treasury 2 Year Note Futures Contracts	74	Sep 2026	15,250,937	10,915
U.S. Treasury Ultra Long Bond Futures Contracts	6	Sep 2026	693,562	8,369
U.S. Treasury 5 Year Note Futures Contracts	42	Sep 2026	4,493,016	4,758
U.S. Treasury Long Bond Futures Contracts	4	Sep 2026	452,250	4,056
U.S. Treasury 10 Year Note Futures Contracts	5	Sep 2026	548,828	(1,431)
Australian Government 10 Year Bond Futures Contracts	6	Sep 2026	455,055	(6,054)
Australian Government 3 Year Bond Futures Contracts	44	Sep 2026	3,182,986	(11,757)
Euro - Schatz Futures Contracts	70	Sep 2026	8,473,751	(19,695)
				$(10,839)
Equity Futures Contracts Sold Short
FTSE/JSE TOP 40 Index Futures Contracts	2	Sep 2026	125,348	99
CAC 40 10 Euro Index Futures Contracts	3	Jul 2026	288,681	(4,257)
Russell 2000 Index Mini Futures Contracts	3	Sep 2026	456,735	(7,694)
				$(11,852)

OSE — Oslo Stock Exchange

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MANAGED FUTURES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$1,221,138	$—	$—	$1,221,138
Mutual Funds	7,342,524	—	—	7,342,524
Repurchase Agreements	—	13,128,579	—	13,128,579
Commodity Futures Contracts(a)	410,323	—	—	410,323
Equity Futures Contracts(a)	145,046	104,388	—	249,434
Currency Futures Contracts(a)	80,514	—	—	80,514
Interest Rate Futures Contracts(a)	28,674	12,536	—	41,210
Total Assets	$9,228,219	$13,245,503	$—	$22,473,722

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts(a)	$2,768	$—	$—	$2,768
Equity Futures Contracts(a)	25,292	4,257	—	29,549
Interest Rate Futures Contracts(a)	1,431	42,755	—	44,186
Commodity Futures Contracts(a)	813,748	—	—	813,748
Total Liabilities	$843,239	$47,012	$—	$890,251

(a)	Reported as unrealized appreciation/(depreciation) at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim Strategy Funds Trust that is no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$1,209,197	$(66)	$—	$12,007	$1,221,138	24,362	$—
Mutual Funds
Guggenheim Strategy Fund III	4,814,245	—	—	—	(23,192)	4,791,053	193,266	105,250

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
MANAGED FUTURES STRATEGY FUND

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Guggenheim Ultra Short Duration Fund — Institutional Class	$2,556,544	$—	$—	$—	$(5,073)	$2,551,471	253,625	$52,326
Guggenheim Strategy Fund II	3,128,641	—	(3,109,196)	(8,945)	(10,500)	—	—	53,443
	$10,499,430	$1,209,197	$(3,109,262)	$(8,945)	$(26,758)	$8,563,662		$211,019

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MANAGED FUTURES STRATEGY FUND

June 30, 2026

ASSETS:
Investments in affiliated issuers, at value (cost $8,542,729)	$8,563,662
Repurchase agreements, at value (cost $13,128,579)	13,128,579
Segregated cash due from broker	2,379,300
Prepaid expenses	166
Receivables:
Variation margin on futures contracts	85,795
Interest	32,460
Fund shares sold	1,959
Total assets	24,191,921

LIABILITIES:
Due to custodian	11,407
Payable for:
Investment advisory fees	17,372
Transfer agent fees	17,282
Fund accounting/administration fees	12,686
Fund shares redeemed	7,607
Printing fees	5,479
Registration fees	5,101
Distribution and service fees	2,434
Trustees’ fees and expenses*	1,789
Other liabilities	3,737
Total liabilities	84,894
NET ASSETS	$24,107,027

NET ASSETS CONSIST OF:
Paid-in capital	$67,159,263
Total distributable earnings (loss)	(43,052,236)
Net assets	$24,107,027

Class A:
Net assets	$4,204,540
Capital shares outstanding	200,903
Net asset value per share	$20.93
Maximum offering price per share (Net asset value divided by 95.25%)	$21.97
Class C:
Net assets	$573,135
Capital shares outstanding	32,047
Net asset value per share	$17.88
Class P:
Net assets	$5,150,140
Capital shares outstanding	244,125
Net asset value per share	$21.10
Institutional Class:
Net assets	$14,179,212
Capital shares outstanding	650,638
Net asset value per share	$21.79

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MANAGED FUTURES STRATEGY FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of affiliated issuers	$211,019
Interest from securities of unaffiliated issuers	224,653
Total investment income	435,672

EXPENSES:
Investment advisory fees	127,221
Distribution and service fees:
Class A	5,348
Class C	3,468
Class P	6,506
Transfer agent fees:
Class A	4,636
Class C	756
Class P	5,636
Institutional Class	14,732
Fund accounting/administration fees	17,882
Registration and filing fees	11,527
Professional fees	10,361
Custodian fees	2,446
Trustees’ fees and expenses*	2,089
Miscellaneous	6,645
Total expenses	219,253
Expenses waived by Adviser	(23,302)
Net expenses	195,951
Net investment income	239,721
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(2,084,863)
Investments in affiliated issuers	(8,945)
Futures contracts	1,608,442
Foreign currency transactions	1,351
Net realized loss	(484,015)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(305)
Investments in affiliated issuers	(26,758)
Futures contracts	(802,863)
Foreign currency translations	(47)
Net change in unrealized appreciation (depreciation)	(829,973)
Net realized and unrealized loss	(1,313,988)
Net decrease in net assets resulting from operations	$(1,074,267)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MANAGED FUTURES STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$239,721	$656,945
Net realized loss on investments	(484,015)	(135,898)
Net change in unrealized appreciation (depreciation) on investments	(829,973)	213,441
Net increase (decrease) in net assets resulting from operations	(1,074,267)	734,488

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(242,557)
Class C	—	(51,142)
Class P	—	(279,047)
Institutional Class	—	(730,599)
Total distributions to shareholders	—	(1,303,345)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	563,210	250,407
Class C	130,514	46,615
Class P	1,028,873	425,951
Institutional Class	3,753,492	8,021,494
Distributions reinvested
Class A	—	238,318
Class C	—	51,142
Class P	—	261,882
Institutional Class	—	727,193
Cost of shares redeemed
Class A	(422,278)	(888,323)
Class C	(407,724)	(550,862)
Class P	(544,315)	(1,475,115)
Institutional Class	(1,610,377)	(17,424,575)
Net increase (decrease) from capital share transactions	2,491,395	(10,315,873)
Net increase (decrease) in net assets	1,417,128	(10,884,730)
NET ASSETS:
Beginning of period	22,689,899	33,574,629
End of period	$24,107,027	$22,689,899

CAPITAL SHARE ACTIVITY:
Shares sold
Class A	4,080	12,850
Class C	3,093	2,778
Class P	22,513	21,643
Institutional Class	105,740	392,408
Shares issued from reinvestment of distributions
Class A	—	12,103
Class C	—	3,028
Class P	—	13,200
Institutional Class	—	35,525
Shares redeemed
Class A	(20,230)	(45,884)
Class C	(22,837)	(32,977)
Class P	(25,644)	(75,467)
Institutional Class	(73,271)	(873,222)
Net decrease in shares	(6,556)	(534,015)

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$19.67	$19.76	$20.67	$20.16	$18.41	$17.96
Income (loss) from investment operations:
Net investment income (loss)(b)	0.20	0.52	0.75	0.70	0.05	(0.18)
Net gain (loss) on investments (realized and unrealized)	1.06	0.58	(0.65)	0.02	2.67	0.63
Total from investment operations	1.26	1.10	0.10	0.72	2.72	0.45
Less distributions from:
Net investment income	—	(1.19)	(1.01)	(0.21)	(0.97)	—
Total distributions	—	(1.19)	(1.01)	(0.21)	(0.97)	—
Net asset value, end of period	$20.93	$19.67	$19.76	$20.67	$20.16	$18.41

Total Return(c)	6.41%	5.49%	0.49%	3.63%	14.76%	2.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,205	$4,269	$4,702	$5,974	$6,478	$5,760
Ratios to average net assets:
Net investment income (loss)	1.88%	2.69%	3.54%	3.39%	0.22%	(0.99)%
Total expenses(d)	1.97%	2.10%	1.99%	1.89%	1.91%	1.88%
Net expenses(e)	1.77%	1.91%	1.82%	1.74%	1.75%	1.73%
Portfolio turnover rate	—	—	– (f)	—	7%	27%

Class C	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$16.87	$17.11	$18.03	$17.63	$16.28	$16.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.09	0.33	0.52	0.48	(0.06)	(0.29)
Net gain (loss) on investments (realized and unrealized)	0.92	0.48	(0.57)	0.02	2.33	0.57
Total from investment operations	1.01	0.81	(0.05)	0.50	2.27	0.28
Less distributions from:
Net investment income	—	(1.05)	(0.87)	(0.10)	(0.92)	—
Total distributions	—	(1.05)	(0.87)	(0.10)	(0.92)	—
Net asset value, end of period	$17.88	$16.87	$17.11	$18.03	$17.63	$16.28

Total Return(c)	5.99%	4.75%	(0.25)%	2.88%	13.96%	1.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$573	$874	$1,351	$1,789	$2,121	$570
Ratios to average net assets:
Net investment income (loss)	1.06%	1.95%	2.81%	2.67%	(0.31)%	(1.74)%
Total expenses(d)	2.72%	2.84%	2.72%	2.62%	2.65%	2.63%
Net expenses(e)	2.52%	2.65%	2.55%	2.47%	2.49%	2.49%
Portfolio turnover rate	—	—	– (f)	—	7%	27%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MANAGED FUTURES STRATEGY FUND

Class P	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$19.83	$19.91	$20.81	$20.30	$18.48	$18.03
Income (loss) from investment operations:
Net investment income (loss)(b)	0.20	0.53	0.76	0.71	0.01	(0.18)
Net gain (loss) on investments (realized and unrealized)	1.07	0.58	(0.65)	—	2.73	0.63
Total from investment operations	1.27	1.11	0.11	0.71	2.74	0.45
Less distributions from:
Net investment income	—	(1.19)	(1.01)	(0.20)	(0.92)	—
Total distributions	—	(1.19)	(1.01)	(0.20)	(0.92)	—
Net asset value, end of period	$21.10	$19.83	$19.91	$20.81	$20.30	$18.48

Total Return	6.40%	5.50%	0.48%	3.66%	14.75%	2.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,150	$4,902	$5,730	$7,696	$8,423	$6,697
Ratios to average net assets:
Net investment income (loss)	1.90%	2.70%	3.56%	3.42%	0.07%	(0.99)%
Total expenses(d)	1.96%	2.09%	1.97%	1.87%	1.91%	1.88%
Net expenses(e)	1.77%	1.90%	1.80%	1.72%	1.74%	1.73%
Portfolio turnover rate	—	—	– (f)	—	7%	27%

Institutional Class	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$20.46	$20.49	$21.39	$20.86	$19.00	$18.49
Income (loss) from investment operations:
Net investment income (loss)(b)	0.23	0.60	0.85	0.80	0.14	(0.14)
Net gain (loss) on investments (realized and unrealized)	1.10	0.61	(0.69)	—	2.74	0.65
Total from investment operations	1.33	1.21	0.16	0.80	2.88	0.51
Less distributions from:
Net investment income	—	(1.24)	(1.06)	(0.27)	(1.02)	—
Total distributions	—	(1.24)	(1.06)	(0.27)	(1.02)	—
Net asset value, end of period	$21.79	$20.46	$20.49	$21.39	$20.86	$19.00

Total Return	6.50%	5.84%	0.72%	3.97%	15.03%	2.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,179	$12,645	$21,792	$54,090	$21,272	$8,169
Ratios to average net assets:
Net investment income (loss)	2.15%	2.96%	3.84%	3.71%	0.63%	(0.73)%
Total expenses(d)	1.71%	1.81%	1.69%	1.61%	1.64%	1.63%
Net expenses(e)	1.52%	1.63%	1.52%	1.46%	1.48%	1.48%
Portfolio turnover rate	—	—	– (f)	—	7%	27%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not reflect the impact of any applicable sales charges.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
(f)	Less than 1.0%.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE
COMMON STOCKS - 24.0%
CONSUMER, NON-CYCLICAL - 6.3%
Kenvue, Inc.	4,895	$93,543
Organon & Co.	6,168	83,515
Apogee Therapeutics, Inc.*	622	82,558
Bio-Techne Corp.	1,168	82,519
Nathan's Famous, Inc.	714	72,542
Select Medical Holdings Corp.	4,208	69,474
Payoneer Global, Inc.*	5,904	42,037
Nuvalent, Inc. — Class A*	226	27,911
Penumbra, Inc.*	86	27,155
Mission Produce, Inc.*	—	3
Coursera, Inc.*	—	2
Hologic, Inc.*,(a)	1,714	—
Total Consumer, Non-cyclical		581,259
FINANCIAL - 4.9%
International Money Express, Inc.*	8,147	117,724
Janus Henderson Group plc	2,201	114,342
DigitalBridge Group, Inc.	6,349	100,187
Sila Realty Trust, Inc. REIT	2,734	83,005
Brighthouse Financial, Inc.*	577	36,524
Total Financial		451,782
TECHNOLOGY - 3.8%
Electronic Arts, Inc.	580	118,923
Silicon Laboratories, Inc.*	347	75,840
TruBridge, Inc.*	2,223	58,265
LiveRamp Holdings, Inc.*	1,468	55,256
Qorvo, Inc.*	383	35,722
Total Technology		344,006
INDUSTRIAL - 3.7%
Chart Industries, Inc.*	1,035	216,253
Norfolk Southern Corp.	392	123,319
Total Industrial		339,572
UTILITIES - 2.3%
TXNM Energy, Inc.	1,821	103,396
Dominion Energy, Inc.	797	54,427
Northwestern Energy Group, Inc.	722	51,710
Total Utilities		209,533
CONSUMER, CYCLICAL - 1.4%
Caesars Entertainment, Inc.*	1,924	58,066
Global Business Travel Group I*	4,479	42,058
Taylor Morrison Home
Corp. — Class A*	390	27,979
Total Consumer, Cyclical		128,103
COMMUNICATIONS - 1.0%
Roku, Inc.*	299	41,304
Globalstar, Inc.*	505	41,051
Warner Bros Discovery, Inc.*	465	12,397
Total Communications		94,752
BASIC MATERIALS - 0.6%
Arcosa, Inc.	382	55,501
Total Common Stocks
(Cost $2,143,321)		2,204,508
RIGHTS - 0.0%
CONSUMER, NON-CYCLICAL - 0.0%
Assertio Holdings, Inc.*,(a)	9,562	1
Bristol-Myers Squibb Co.*,(a)	12,237	—
Johnson & Johnson*,(a)	3,841	—
Sanofi S.A. Expiring 06/30/32*,(a)	1,186	—
Total Consumer, Non-cyclical		1
FINANCIAL - 0.0%
Sycamore Partners LLC*	10,376	1
Total Rights
(Cost $3,729)		2

EXCHANGE-TRADED FUNDS - 5.0%
Guggenheim Ultra Short Income ETF(b)	9,180	460,145
Total Exchange-Traded Funds
(Cost $458,911)		460,145

MUTUAL FUNDS - 19.5%
Guggenheim Ultra Short Duration Fund — Institutional Class(b)	114,226	1,149,110
Guggenheim Strategy Fund III(b)	25,899	642,039
Total Mutual Funds
(Cost $1,779,263)		1,791,149

CLOSED-END MUTUAL FUNDS(c) - 5.6%
Principal Real Estate Income Fund	1,193	12,276
Nuveen S&P 500 Dynamic Overwrite Fund	657	12,246
Eaton Vance Senior Floating-Rate Trust	1,150	12,190
Neuberger Next Generation Connectivity Fund, Inc.	728	12,041
Western Asset Inflation- Linked Opportunities & Income Fund	1,422	11,945
Royce Micro-Cap Trust, Inc.	789	11,551
SRH Total Return Fund, Inc.	638	11,420
Liberty All Star Growth Fund, Inc.	2,078	11,367
European Equity Fund, Inc.	1,032	11,347
Eaton Vance Senior Income Trust	2,228	11,095
Templeton Emerging Markets Fund	476	11,053
General American Investors Co., Inc.	173	11,029
Liberty All-Star Equity Fund	1,896	11,016
Mexico Fund, Inc.	498	10,891
Bancroft Fund Ltd.	419	10,890
Ellsworth Growth and Income Fund Ltd.	820	10,832
Royce Global Trust, Inc.	627	8,922
BlackRock Technology and Private Equity Term Trust	978	8,831
BlackRock Science and Technology Term Trust	282	8,468
BlackRock Health Sciences Term Trust	515	7,905
Clough Global Equity Fund	908	7,827

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE
CLOSED-END MUTUAL FUNDS(c) - 5.6% (continued)
PIMCO New York Municipal Income Fund II	1,044	$7,402
Virtus Artificial Intelligence & Technology Opportunities Fund	261	7,326
Nuveen Credit Strategies Income Fund	1,507	7,324
abrdn National Municipal Income Fund	679	7,041
abrdn Australia Equity Fund, Inc.	552	6,834
Western Asset Inflation- Linked Income Fund	822	6,683
Tri-Continental Corp.	189	6,501
Federated Hermes Premier Municipal Income Fund	557	6,400
Duff & Phelps Utility and Infrastructure Fund, Inc.	422	6,262
Aberdeen Municipal Income Fund	1,036	5,822
Gabelli Global Small and Mid Cap Value Trust	320	5,210
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	436	3,462
Aberdeen MultiMarket Income Fund	508	2,237
abrdn Life Sciences Investors	97	1,941
Gabelli Dividend & Income Trust	66	1,940
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	201	1,938
John Hancock Diversified Income Fund	167	1,917
Templeton Emerging Markets Income Fund	274	1,847
Sprott Focus Trust, Inc.	194	1,841
Eaton Vance Tax-Advantaged Global Dividend Income Fund	78	1,836
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	187	1,834
Putnam Managed Municipal Income Trust	280	1,831
BlackRock Enhanced Equity Dividend Trust	191	1,828
Eaton Vance Tax-Advantaged Dividend Income Fund	66	1,827
Blackrock Science & Technology Trust	36	1,826
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	59	1,821
Neuberger Real Estate Securities Income Fund, Inc.	601	1,821
Cohen & Steers Select Preferred and Income Fund, Inc.	90	1,812
Flaherty & Crumrine Preferred and Income Securities Fund	111	1,807
RiverNorth / DoubleLine Strategic Opportunity Fund, Inc.	234	1,806
Nuveen Real Estate Income Fund	214	1,804
PGIM Short Duration High Yield Opportunities Fund	110	1,803
PGIM High Yield Bond Fund, Inc.	138	1,802
BlackRock Enhanced Global Dividend Trust	149	1,801
DoubleLine Yield Opportunities Fund	128	1,801
LMP Capital and Income Fund, Inc.	115	1,800
Nuveen Core Equity Alpha Fund	110	1,800
BlackRock Limited Duration Income Trust	144	1,799
BlackRock MuniYield Quality Fund, Inc.	155	1,798
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	87	1,798
BlackRock Core Bond Trust	196	1,797
BlackRock MuniHoldings Fund, Inc.	151	1,797
abrdn Emerging Markets ex China Fund, Inc.	187	1,795
Advent Convertible and Income Fund	137	1,795
MFS Government Markets Income Trust	625	1,794
Eaton Vance Municipal Bond Fund	180	1,793
MFS Intermediate Income Trust	726	1,793
Nuveen Core Plus Impact Fund	177	1,793
Western Asset Managed Municipals Fund, Inc.	172	1,792
BlackRock Enhanced International Dividend Trust	312	1,791
BlackRock MuniHoldings California Quality Fund, Inc.	163	1,791
Flaherty & Crumrine Total Return Fund	106	1,791
BlackRock MuniYield Quality Fund III, Inc.	161	1,789
Eaton Vance Enhanced Equity Income Fund	91	1,789
Invesco Bond Fund	118	1,789
PIMCO Municipal Income Fund II	235	1,788
BlackRock MuniYield New York Quality Fund, Inc.	176	1,786
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	120	1,786
Neuberger High Yield Strategies Fund, Inc.	286	1,785
Western Asset High Income Opportunity Fund, Inc.	490	1,784
NYLI MacKay DefinedTerm Muni Opportunities Fund	115	1,783
Eaton Vance Floating-Rate Income Trust	165	1,782
BlackRock Corporate High Yield Fund, Inc.	208	1,780
BlackRock Taxable Municipal Bond Trust	110	1,779
Western Asset Intermediate Muni Fund, Inc.	226	1,779

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE
CLOSED-END MUTUAL FUNDS(c) - 5.6% (continued)
BlackRock Multi-Sector Income Trust	142	$1,778
Franklin Ltd. Duration Income Trust	307	1,778
Barings Global Short Duration High Yield Fund	126	1,777
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	161	1,777
BNY Mellon Strategic Municipals, Inc.	275	1,777
TCW Strategic Income Fund, Inc.	394	1,777
Western Asset Global High Income Fund, Inc.	298	1,776
Allspring Income Opportunities Fund	273	1,775
BlackRock Municipal 2030 Target Term Trust	78	1,775
Eaton Vance Tax-Managed Diversified Equity Income Fund	122	1,774
BNY Mellon Strategic Municipal Bond Fund, Inc.	288	1,771
Putnam Municipal Opportunities Trust	168	1,771
Eaton Vance Risk-Managed Diversified Equity Income Fund	214	1,770
Nuveen Global High Income Fund	139	1,769
First Trust Enhanced Equity Income Fund	79	1,766
Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	92	1,765
Cohen & Steers Real Estate Opportunities and Income Fund	112	1,763
Eaton Vance Enhanced Equity Income Fund II	80	1,763
XAI Madison Equity Premium Income Fund	315	1,739
Putnam Premier Income Trust	494	1,724
Western Asset Global Corporate Opportunity Fund, Inc.	160	1,717
BlackRock MuniYield Pennsylvania Quality Fund	138	1,569
Western Asset Premier Bond Fund	144	1,534
Flaherty & Crumrine Preferred and Income Fund	116	1,349
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	144	1,331
Western Asset Investment Grade Opportunity Trust, Inc.	81	1,305
Western Asset Investment Grade Income Fund, Inc.	107	1,297
John Hancock Investors Trust	96	1,279
Mexico Equity and Income Fund, Inc.	98	1,275
RiverNorth Managed Duration Municipal Income Fund II, Inc.	84	1,263
RiverNorth Flexible Municipal Income Fund, Inc.	82	1,212
John Hancock Income Securities Trust	109	1,202
NXG NextGen Infrastructure Income Fund	17	1,100
FS Credit Opportunities Corp.	215	1,073
Neuberger Energy Infrastructure and Income Fund, Inc.	105	1,065
abrdn Healthcare Investors	48	1,055
Nuveen NASDAQ 100 Dynamic Overwrite Fund	35	1,055
BlackRock Resources & Commodities Strategy Trust	93	1,052
ClearBridge Energy Midstream Opportunity Fund, Inc.	21	1,052
Aberdeen Asia-Pacific Income Fund, Inc.	71	1,044
Clough Global Opportunities Fund	170	1,040
DoubleLine Income Solutions Fund	94	1,040
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	49	1,037
Japan Smaller Capitalization Fund, Inc.	88	1,037
Kayne Anderson Energy Infrastructure Fund	75	1,037
Nuveen Real Asset Income and Growth Fund	80	1,037
Special Opportunities Fund, Inc.	77	1,037
BlackRock MuniAssets Fund, Inc.	94	1,035
Saba Capital Income & Opportunities Fund II	124	1,035
XAI Octagon Floating Rate Alternative Income Trust	59	1,035
Aberdeen India Fund, Inc.	88	1,034
Nuveen Multi-Asset Income Fund	73	1,034
Allspring Multi-Sector Income Fund	112	1,032
Western Asset Diversified Income Fund	76	1,031
Western Asset Emerging Markets Debt Fund, Inc.	96	1,031
Highland Global Allocation Fund	137	1,030
Western Asset Mortgage Opportunity Fund, Inc.	96	1,028
PIMCO Global StocksPLUS & Income Fund	119	1,026
KKR Income Opportunities Fund	91	1,025
Angel Oak Financial Strategies Income Term Trust	80	1,024
Ares Dynamic Credit Allocation Fund, Inc.	81	1,023
BlackRock Energy and Resources Trust	69	1,023
John Hancock Premium Dividend Fund	79	1,023
PIMCO California Municipal Income Fund	114	1,023

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE
CLOSED-END MUTUAL FUNDS(c) - 5.6% (continued)
RiverNorth Flexible Municipal Income Fund II, Inc.	75	$1,022
John Hancock Tax-Advantaged Dividend Income Fund	40	1,020
Nuveen Floating Rate Income Fund	133	1,020
Cohen & Steers Total Return Realty Fund, Inc.	90	1,019
NYLI CBRE Global Infrastructure Megatrends Term Fund	67	1,018
Saba Capital Income & Opportunities Fund	155	1,018
Nuveen Variable Rate Preferred & Income Fund	54	1,016
Cohen & Steers REIT and Preferred and Income Fund, Inc.	50	1,015
Invesco Senior Income Trust	338	1,014
Nuveen Mortgage and Income Fund	58	1,014
PIMCO Dynamic Income Strategy Fund	48	999
Cohen & Steers Quality Income Realty Fund, Inc.	81	997
High Income Securities Fund	181	990
Tortoise Energy Infrastructure Corp.	23	986
Highland Opportunities and Income Fund	138	984
Allspring Utilities and High Income Fund	80	967
Clough Global Dividend and Income Fund	128	850
Voya Asia Pacific High Dividend Equity Income Fund	88	816
Gabelli Healthcare & WellnessRx Trust	84	794
Voya Emerging Markets High Dividend Equity Fund	101	788
Source Capital	17	781
Eaton Vance California Municipal Income Trust	74	778
Eaton Vance National Municipal Opportunities Trust	44	775
Putnam Master Intermediate Income Trust	240	775
Virtus Convertible & Income Fund	44	774
Nuveen Multi-Market Income Fund	131	768
BlackRock Credit Allocation Income Trust	75	766
Virtus Global Multi-Sector Income Fund	102	765
First Trust Mortgage Income Fund	65	764
First Trust Intermediate Duration Preferred & Income Fund	42	763
Virtus Convertible & Income Fund II	48	763
AllianceBernstein Global High Income Fund, Inc.	74	762
PGIM Global High Yield Fund, Inc.	63	762
Eaton Vance Limited Duration Income Fund	81	759
Morgan Stanley Emerging Markets Debt Fund, Inc.	104	759
Royce Small-Cap Trust, Inc.	41	757
BNY Mellon High Yield Strategies Fund	310	750
Credit Suisse Asset Management Income Fund, Inc.	299	742
Franklin Universal Trust	91	734
New Germany Fund, Inc.	62	711
Destra Multi-Alternative Fund	60	449
Total Closed-End Mutual Funds
(Cost $466,715)		517,801

MASTER LIMITED PARTNERSHIPS - 0.0%
ENERGY - 0.0%
Western Midstream Partners, LP	1	44

Total Master Limited Partnerships
(Cost $31)		44

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 18.0%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$829,105	829,105
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	829,065	829,065
Total Repurchase Agreements
(Cost $1,658,170)		1,658,170

Total Investments - 72.1%
(Cost $6,510,140)		$6,631,819

	SHARES
COMMON STOCKS SOLD SHORT - (3.9)%
TECHNOLOGY - (0.3)%
Skyworks Solutions, Inc.	(368)	(24,950)

COMMUNICATIONS - (0.4)%
Fox Corp. — Class A	(290)	(15,126)
Amazon.com, Inc.*	(97)	(23,119)
Total Communications		(38,245)
CONSUMER, NON-CYCLICAL - (0.9)%
Boston Scientific Corp.*	(90)	(3,841)
Kimberly-Clark Corp.	(716)	(78,596)
Total Consumer, Non-cyclical		(82,437)
INDUSTRIAL - (1.1)%
Masterbrand, Inc.*	—	(4)
Union Pacific Corp.	(392)	(106,624)
Total Industrial		(106,628)
UTILITIES - (1.2)%
Black Hills Corp.	(708)	(52,675)

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE
COMMON STOCKS SOLD SHORT - (3.9)% (continued)
UTILITIES - (1.2)% (continued)
NextEra Energy, Inc.	(649)	$(56,963)
Total Utilities		(109,638)
Total Common Stocks Sold Short
(Proceeds $329,624)		(361,898)

EXCHANGE-TRADED FUNDS SOLD SHORT(c) - (4.8)%
iShares MBS ETF	(1)	(95)
iShares Mortgage Real Estate ETF	(32)	(706)
VanEck Gold Miners ETF	(10)	(754)
iShares Agency Bond ETF	(9)	(983)
iShares 7-10 Year Treasury Bond ETF	(24)	(2,270)
iShares Latin America 40 ETF	(72)	(2,430)
State Street SPDR S&P Biotech ETF	(17)	(2,690)
State Street Health Care Select Sector SPDR ETF	(19)	(3,015)
iShares Preferred and Income Securities ETF	(100)	(3,049)
iShares Floating Rate Bond ETF	(67)	(3,420)
iShares Core High Dividend ETF	(168)	(4,605)
iShares MSCI All Country Asia ex Japan ETF	(41)	(4,893)
State Street Technology Select Sector SPDR ETF	(30)	(5,716)
State Street Utilities Select Sector SPDR ETF	(129)	(5,849)
iShares TIPS Bond ETF	(55)	(6,019)
iShares U.S. Real Estate ETF	(69)	(7,055)
iShares iBoxx USD Investment Grade Corporate Bond ETF	(77)	(8,398)
iShares MSCI Emerging Markets ETF	(152)	(10,398)
Invesco Senior Loan ETF	(555)	(11,305)
iShares iBoxx USD High Yield Corporate Bond ETF	(194)	(15,514)
iShares Russell 1000 Growth ETF	(165)	(20,488)
State Street SPDR Bloomberg Convertible Securities ETF	(222)	(23,936)
iShares Russell 1000 Value ETF	(104)	(25,213)
iShares Russell 2000 Index ETF	(100)	(30,045)
iShares MSCI EAFE ETF	(334)	(34,696)
iShares National Muni Bond ETF	(384)	(41,326)
State Street SPDR S&P 500 ETF Trust	(63)	(47,046)
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	(1,972)	(50,168)
State Street SPDR Nuveen ICE Municipal Bond ETF	(1,465)	(67,097)

Total Exchange-Traded Funds Sold Short
(Proceeds $433,606)		(439,179)

Total Securities Sold Short - (8.7)%
(Proceeds $763,230)		$(801,077)

Other Assets & Liabilities, net - 36.6%		3,370,053

Total Net Assets - 100.0%		$9,200,795

*	Non-income producing security.
(a)	Value determined based on Level 3 inputs — See Note 4.
(b)	Affiliated issuer.
(c)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Interest Rate Futures Contracts Purchased
Canadian Government 10 Year Bond Futures Contracts	12	Sep 2026	$1,024,667	$6,229
Euro - OATS Futures Contracts	3	Sep 2026	410,683	1,297
U.S. Treasury Ultra Long Bond Futures Contracts	1	Sep 2026	115,594	(1,127)
Long Gilt Futures Contracts	1	Sep 2026	118,108	(1,304)
				$5,095
Commodity Futures Contracts Purchased
Coffee ‘C’ Futures Contracts	2	Dec 2026	211,575	13,747
Low Sulphur Gas Oil Futures Contracts	1	Aug 2026	91,550	5,348
Live Cattle Futures Contracts	4	Oct 2026	378,640	1,887
Natural Gas Futures Contracts	5	Sep 2026	159,050	1,777
LME Zinc Futures Contracts	1	Jul 2026	89,411	1,538
Cotton #2 Futures Contracts	2	Dec 2026	76,800	906
Soybean Meal Futures Contracts	3	Dec 2026	90,930	530
LME Zinc Futures Contracts	1	Aug 2026	89,574	(85)
WTI Crude Futures Contracts	1	Aug 2026	70,100	(3,113)
Soybean Oil Futures Contracts	2	Dec 2026	78,420	(3,397)
LME Lead Futures Contracts	1	Aug 2026	46,451	(3,603)
Gasoline RBOB Futures Contracts	2	Oct 2026	208,513	(21,841)
				$(6,306)
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts	1	Sep 2026	377,350	10,373
FTSE 100 Index Futures Contracts	1	Sep 2026	139,848	968
Euro STOXX 50 Index Futures Contracts	1	Sep 2026	72,686	88
CBOE Volatility Index Futures Contracts	7	Jul 2026	125,650	(20,915)
				$(9,486)
Currency Futures Contracts Purchased
New Zealand Dollar Futures Contracts	1	Sep 2026	56,940	392
Mexican Peso Futures Contracts	1	Sep 2026	28,405	33
British Pound Futures Contracts	3	Sep 2026	248,700	(1,360)
Japanese Yen Futures Contracts	6	Sep 2026	464,100	(2,919)
Australian Dollar Futures Contracts	6	Sep 2026	414,840	(7,119)
				$(10,973)
Equity Futures Contracts Sold Short
CBOE Volatility Index Futures Contracts	10	Oct 2026	204,500	11,726
CBOE Volatility Index Futures Contracts	10	Nov 2026	207,000	9,578
				$21,304
Currency Futures Contracts Sold Short
Swiss Franc Futures Contracts	6	Sep 2026	936,038	11,707
Canadian Dollar Futures Contracts	4	Sep 2026	283,000	4,889
Euro FX Futures Contracts	2	Sep 2026	286,562	(1,355)
				$15,241

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Interest Rate Futures Contracts Sold Short
U.S. Treasury 2 Year Note Futures Contracts	8	Sep 2026	$1,648,750	$1,639
Euro - Bund Futures Contracts	2	Sep 2026	290,606	350
Euro - BTP Italian Government Bond Futures Contracts	1	Sep 2026	136,186	176
U.S. Treasury 5 Year Note Futures Contracts	7	Sep 2026	748,836	(294)
U.S. Treasury 10 Year Note Futures Contracts	7	Sep 2026	768,359	(617)
Australian Government 3 Year Bond Futures Contracts	5	Sep 2026	361,703	(1,440)
Euro - Schatz Futures Contracts	8	Sep 2026	968,429	(2,069)
Australian Government 10 Year Bond Futures Contracts	4	Sep 2026	303,370	(3,445)
				$(5,700)
Commodity Futures Contracts Sold Short
Gasoline RBOB Futures Contracts	1	Aug 2026	121,968	6,596
Corn Futures Contracts	3	Sep 2026	62,512	1,668
LME Lead Futures Contracts	1	Aug 2026	46,451	1,036
Hard Red Winter Wheat Futures Contracts	1	Sep 2026	31,262	746
LME Zinc Futures Contracts	1	Jul 2026	89,411	629
Natural Gas Futures Contracts	5	Oct 2026	159,900	(706)
Soybean Meal Futures Contracts	4	Mar 2027	123,120	(935)
Lean Hogs Futures Contracts	1	Aug 2026	39,280	(983)
Sugar #11 Futures Contracts	4	Oct 2026	66,394	(2,510)
Live Cattle Futures Contracts	5	Dec 2026	472,750	(6,551)
Coffee ‘C’ Futures Contracts	2	Mar 2027	208,200	(14,246)
				$(15,256)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	3.33% (Federal Funds Rate - 0.30%)	At Maturity	08/31/28	$3,877,803	$386,637
OTC Custom Basket Swap Agreements Sold Short
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.03% (Federal Funds Rate + 0.35%)	At Maturity	08/31/28	2,477,073	(41,238)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Financial
Enova International, Inc.	226	1.40%	$27,304
Bread Financial Holdings, Inc.	413	1.15%	14,611
Hamilton Insurance Group Ltd. — Class B	1,289	1.13%	10,737
Enact Holdings, Inc.	921	1.09%	9,270
Synchrony Financial	530	1.04%	9,082
RenaissanceRe Holdings Ltd.	135	1.10%	7,636
United Fire Group, Inc.	463	0.63%	5,945
MGIC Investment Corp.	703	0.51%	5,391
Travelers Companies, Inc.	129	1.10%	5,254
Essent Group Ltd.	659	1.09%	4,954
Atlantic Union Bankshares Corp.	998	1.09%	4,788
Mercury General Corp.	384	1.06%	4,751
First Financial Bancorp	1,233	1.08%	3,935
TrustCo Bank Corporation NY	719	1.02%	3,845
First Hawaiian, Inc.	1,386	1.05%	3,683
NMI Holdings, Inc.	484	0.51%	3,662
Capital City Bank Group, Inc.	706	0.90%	3,646
Jackson Financial, Inc. — Class A	324	0.86%	3,182
California BanCorp	1,422	0.76%	3,002
WSFS Financial Corp.	531	1.05%	2,945
QCR Holdings, Inc.	383	0.96%	2,170
Northrim BanCorp, Inc.	423	0.30%	2,038
Bank OZK	414	0.56%	1,906
Timberland Bancorp, Inc.	540	0.62%	1,855
Hanmi Financial Corp.	290	0.24%	1,387
Metropolitan Bank Holding Corp.	156	0.40%	1,275
Millrose Properties, Inc.	636	0.49%	1,238
Origin Bancorp, Inc.	430	0.57%	1,214
Dime Community Bancshares, Inc.	439	0.46%	1,189
First Community Bankshares, Inc.	577	0.66%	1,003
South Plains Financial, Inc.	324	0.36%	280
Texas Capital Bancshares, Inc.	181	0.48%	222
American Coastal Insurance Corp.	807	0.23%	96

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Financial (continued)
White Mountains Insurance Group Ltd.	6	0.32%	$(342)
Pathward Financial, Inc.	303	0.68%	(1,513)
Total Financial			$151,641
Consumer, Non-cyclical
Incyte Corp.	373	1.09%	12,203
Jazz Pharmaceuticals plc	136	0.85%	11,981
Royalty Pharma plc — Class A	680	0.98%	11,380
Biogen, Inc.	190	1.06%	11,199
Innoviva, Inc.	1,685	0.99%	8,624
Bristol-Myers Squibb Co.	675	1.00%	5,038
Utah Medical Products, Inc.	511	0.91%	3,908
Seneca Foods Corp. — Class A	100	0.45%	3,312
Viatris, Inc.	1,979	0.81%	3,038
Merck & Company, Inc.	315	1.04%	2,903
Pediatrix Medical Group, Inc.	564	0.37%	2,465
Harmony Biosciences Holdings, Inc.	554	0.52%	2,038
Perdoceo Education Corp.	463	0.38%	2,030
Tenet Healthcare Corp.	52	0.25%	1,402
Aurinia Pharmaceuticals, Inc.	1,195	0.52%	1,184
Viemed Healthcare, Inc.	766	0.23%	1,160
Theravance Biopharma, Inc.	1,464	0.64%	904
BioMarin Pharmaceutical, Inc.	287	0.42%	478
Ingles Markets, Inc. — Class A	176	0.40%	335
Regeneron Pharmaceuticals, Inc.	60	0.96%	186
Globus Medical, Inc. — Class A	119	0.24%	(102)
Gilead Sciences, Inc.	116	0.38%	(299)
Collegium Pharmaceutical, Inc.	590	0.55%	(689)
Pfizer, Inc.	1,464	0.91%	(3,253)
Alarm.com Holdings, Inc.	826	1.00%	(3,998)
SIGA Technologies, Inc.	3,473	0.33%	(8,084)
Total Consumer, Non-cyclical			$69,343
Industrial
Mueller Industries, Inc.	194	0.61%	15,677
AZZ, Inc.	271	1.08%	11,321
Snap-on, Inc.	99	1.03%	8,060
NWPX Infrastructure, Inc.	142	0.55%	7,548
Oshkosh Corp.	276	1.09%	6,775
Scorpio Tankers, Inc.	386	0.69%	3,721
Teekay Tankers Ltd. — Class A	412	0.69%	3,701
Tutor Perini Corp.	348	0.74%	3,583
UFP Industries, Inc.	471	1.10%	1,603
Lindsay Corp.	206	0.66%	1,554
Advanced Drainage Systems, Inc.	62	0.25%	1,232
AGCO Corp.	105	0.32%	1,152
General Dynamics Corp.	59	0.54%	728
Kennametal, Inc.	298	0.27%	662
Sensata Technologies Holding plc	475	0.58%	519
International Seaways, Inc.	184	0.36%	451

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Industrial (continued)
Textron, Inc.	311	0.74%	$(17)
A O Smith Corp.	666	1.08%	(40)
Gencor Industries, Inc.	1,348	0.52%	(72)
Huntington Ingalls Industries, Inc.	34	0.25%	(476)
Costamare, Inc.	881	0.32%	(2,177)
Teekay Corp. Ltd.	2,092	0.54%	(2,962)
Total Industrial			$62,543
Technology
NetScout Systems, Inc.	886	1.00%	13,952
Cirrus Logic, Inc.	213	0.81%	8,902
Mitek Systems, Inc.	992	0.51%	7,902
Bandwidth, Inc. — Class A	105	0.17%	5,212
Zoom Communications, Inc. — Class A	273	0.61%	4,205
QUALCOMM, Inc.	45	0.21%	2,518
Teradata Corp.	430	0.38%	1,860
Skyworks Solutions, Inc.	255	0.45%	1,460
Daily Journal Corp.	17	0.26%	1,133
OneSpan, Inc.	1,154	0.43%	650
Dropbox, Inc. — Class A	1,157	0.82%	490
Clear Secure, Inc. — Class A	175	0.25%	86
Qorvo, Inc.	266	0.64%	(626)
HP, Inc.	577	0.33%	(2,376)
Adobe, Inc.	107	0.57%	(6,274)
Cognizant Technology Solutions Corp. — Class A	453	0.45%	(6,618)
Total Technology			$32,476
Consumer, Cyclical
Blue Bird Corp.	328	0.67%	7,530
Toll Brothers, Inc.	270	1.15%	6,973
BorgWarner, Inc.	183	0.31%	6,066
Allison Transmission, Inc.	231	0.67%	5,005
Lear Corp.	259	0.90%	4,590
Douglas Dynamics, Inc.	253	0.35%	2,353
Strattec Security Corp.	182	0.38%	2,209
Rush Enterprises, Inc. — Class A	522	0.98%	2,181
Phinia, Inc.	159	0.34%	1,591
Rush Enterprises, Inc. — Class B	141	0.28%	1,503
Visteon Corp.	161	0.41%	1,439
ScanSource, Inc.	293	0.39%	1,358
Macy's, Inc.	472	0.29%	527
Miller Industries, Inc.	174	0.23%	437
Daktronics, Inc.	653	0.33%	(13)
PACCAR, Inc.	242	0.75%	(138)
Buckle, Inc.	180	0.20%	(242)
General Motors Co.	164	0.33%	(287)
Signet Jewelers Ltd.	102	0.23%	(601)
Sonos, Inc.	488	0.17%	(644)
ADT Security Corp.	1,122	0.19%	(738)
Johnson Outdoors, Inc. — Class A	342	0.41%	(925)

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Consumer, Cyclical (continued)
Gap, Inc.	594	0.29%	$(1,635)
Dolby Laboratories, Inc. — Class A	688	0.93%	(6,492)
Total Consumer, Cyclical			$32,047
Communications
Millicom International Cellular S.A.	432	1.01%	16,700
IDT Corp. — Class B	696	1.04%	4,673
Anterix, Inc.	114	0.30%	4,018
Verizon Communications, Inc.	843	0.92%	2,141
Expedia Group, Inc.	75	0.49%	2,113
Uniti Group, Inc.	661	0.20%	(137)
InterDigital, Inc.	72	0.53%	(152)
Lumen Technologies, Inc.	1,663	0.33%	(330)
AT&T, Inc.	1,668	0.89%	(383)
Sprinklr, Inc. — Class A	2,588	0.34%	(1,758)
Comcast Corp. — Class A	1,622	1.03%	(2,235)
Spok Holdings, Inc.	3,512	0.93%	(4,117)
Total Communications			$20,533
Utilities
National Fuel Gas Co.	488	0.97%	4,967
Portland General Electric Co.	766	1.02%	4,881
Otter Tail Corp.	437	1.01%	3,157
American Electric Power Company, Inc.	295	1.04%	2,599
New Jersey Resources Corp.	693	1.00%	1,274
Edison International	525	1.01%	824
Black Hills Corp.	123	0.24%	525
UGI Corp.	221	0.20%	466
Eversource Energy	150	0.28%	343
OGE Energy Corp.	805	1.01%	275
ONE Gas, Inc.	489	0.97%	(77)
Duke Energy Corp.	200	0.65%	(150)
Clearway Energy, Inc. — Class C	940	0.83%	(244)
Consolidated Water Company Ltd.	1,256	0.96%	(3,052)
Total Utilities			$15,788
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	657	1.04%	9,339
Basic Materials
Newmont Corp.	147	0.35%	4,890
Energy
APA Corp.	542	0.46%	1,408
Par Pacific Holdings, Inc.	134	0.19%	26
SandRidge Energy, Inc.	485	0.17%	(373)
HF Sinclair Corp.	159	0.29%	(563)
Occidental Petroleum Corp.	147	0.18%	(1,442)
Total Energy			$(944)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Software
Amdocs Ltd.	619	0.81%	$(11,019)

Total MS LONG/SHORT EQUITY LONG CUSTOM BASKET			$386,637
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Rollins, Inc.	733	(1.24)%	11,701
CRA International, Inc.	260	(1.49)%	9,243
Verisk Analytics, Inc. — Class A	207	(1.50)%	5,929
Cintas Corp.	210	(1.44)%	3,183
Bunge Global S.A.	104	(0.45)%	2,264
OrthoPediatrics Corp.	1,789	(1.38)%	1,803
Limoneira Co.	3,144	(1.67)%	1,492
Medifast, Inc.	1,565	(0.67)%	976
Fulgent Genetics, Inc.	556	(0.46)%	(384)
ManpowerGroup, Inc.	1,156	(1.58)%	(491)
FTAI Infrastructure, Inc.	4,340	(0.81)%	(649)
Automatic Data Processing, Inc.	163	(1.47)%	(1,137)
Matthews International Corp. — Class A	673	(0.73)%	(1,196)
Tejon Ranch Co.	1,747	(1.32)%	(2,852)
GEO Group, Inc.	773	(0.92)%	(8,871)
Total Consumer, Non-cyclical			$21,011
Energy
Core Laboratories, Inc.	1,633	(0.77)%	9,182
Northern Oil & Gas, Inc.	1,170	(0.86)%	3,992
Viper Energy, Inc. — Class A	803	(1.37)%	(416)
Texas Pacific Land Corp.	29	(0.51)%	(708)
NextDecade Corp.	1,396	(0.42)%	(1,573)
Natural Gas Services Group, Inc.	624	(1.09)%	(3,122)
Atlas Energy Solutions, Inc.	1,201	(0.81)%	(4,424)
Total Energy			$2,931
Financial
Cannae Holdings, Inc.	1,840	(1.07)%	8,211
Weyerhaeuser Co.	1,531	(1.48)%	7,821
CBRE Group, Inc. — Class A	263	(1.43)%	5,282
Western Alliance Bancorporation	467	(1.55)%	4,133
Rithm Capital Corp.	4,120	(1.56)%	4,125
American Tower Corp.	197	(1.30)%	3,524
PennyMac Mortgage Investment Trust	3,702	(1.69)%	3,166
StepStone Group, Inc. — Class A	651	(1.09)%	3,153
Redwood Trust, Inc.	4,196	(0.80)%	2,713
Crown Castle, Inc.	149	(0.46)%	2,471
LPL Financial Holdings, Inc.	80	(0.91)%	1,740
Virtus Investment Partners, Inc.	179	(1.04)%	968
Carlyle Group, Inc.	440	(0.75)%	659
KKR & Company, Inc.	350	(1.30)%	463
Rithm Property Trust, Inc.	906	(0.53)%	157
Digital Realty Trust, Inc.	50	(0.36)%	137
Sun Communities, Inc.	187	(0.91)%	(1)
BancFirst Corp.	246	(1.10)%	(303)

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET (continued)
Financial (continued)
Smartstop Self Storage REIT, Inc.	856	(1.12)%	$(338)
Rayonier, Inc.	844	(0.73)%	(411)
Essex Property Trust, Inc.	39	(0.46)%	(433)
UMH Properties, Inc.	747	(0.46)%	(443)
Lincoln National Corp.	941	(1.34)%	(510)
Ellington Financial, Inc.	2,788	(1.53)%	(565)
FRP Holdings, Inc.	442	(0.45)%	(644)
Mid-America Apartment Communities, Inc.	207	(1.16)%	(709)
Safehold, Inc.	1,358	(0.86)%	(966)
Equity LifeStyle Properties, Inc.	613	(1.59)%	(1,541)
Alexander's, Inc.	83	(0.92)%	(1,591)
BRT Apartments Corp.	1,247	(0.77)%	(1,601)
Lamar Advertising Co. — Class A	251	(1.58)%	(1,850)
Coastal Financial Corp.	286	(0.89)%	(2,027)
AMERISAFE, Inc.	653	(0.89)%	(2,281)
Arthur J Gallagher & Co.	124	(1.15)%	(2,480)
Chimera Investment Corp.	2,829	(1.52)%	(2,617)
Employers Holdings, Inc.	456	(0.93)%	(2,798)
Iron Mountain, Inc.	279	(1.42)%	(2,862)
Federal Agricultural Mortgage Corp. — Class C	93	(0.75)%	(3,787)
Cohen & Steers, Inc.	370	(1.14)%	(3,959)
Equinix, Inc.	18	(0.76)%	(4,020)
Merchants Bancorp	363	(0.73)%	(5,879)
SL Green Realty Corp.	812	(1.70)%	(6,104)
Total Financial			$(1,997)
Technology
Paychex, Inc.	378	(1.50)%	565
Schrodinger Incorporated/United States	1,215	(0.80)%	(505)
Take-Two Interactive Software, Inc.	84	(0.85)%	(2,713)
Total Technology			$(2,653)
Auto Parts & Equipment
Loar Holdings, Inc.	274	(0.89)%	(4,173)

Industrial
Exponent, Inc.	495	(1.17)%	3,459
Knife River Corp.	229	(0.77)%	2,023
Clearwater Paper Corp.	1,195	(0.76)%	730
Boeing Company	86	(0.75)%	(340)
Jacobs Solutions, Inc.	304	(1.55)%	(663)
Casella Waste Systems, Inc. — Class A	448	(1.75)%	(2,166)
Louisiana-Pacific Corp.	470	(1.49)%	(2,684)
RXO, Inc.	511	(0.57)%	(5,069)
Total Industrial			$(4,710)
Basic Materials
FMC Corp.	617	(0.29)%	418
Sherwin-Williams Co.	126	(1.75)%	334
Kronos Worldwide, Inc.	3,722	(0.95)%	(429)
Sensient Technologies Corp.	121	(0.60)%	(1,138)
Balchem Corp.	165	(1.13)%	(1,984)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET (continued)
Basic Materials (continued)
Element Solutions, Inc.	424	(0.82)%	$(2,529)
Ecolab, Inc.	148	(1.66)%	(3,562)
Total Basic Materials			$(8,890)
Consumer, Cyclical
Brightstar Lottery plc	2,628	(1.14)%	2,124
Capri Holdings Ltd.	825	(0.62)%	1,562
Lithia Motors, Inc. — Class A	129	(1.51)%	4
Lionsgate Studios Corp.	728	(0.45)%	(1,322)
Under Armour, Inc. — Class A	2,021	(0.52)%	(1,771)
Under Armour, Inc. — Class C	2,452	(0.62)%	(2,091)
Frontier Group Holdings, Inc.	1,417	(0.45)%	(2,868)
Dutch Bros, Inc. — Class A	226	(0.66)%	(3,701)
RB Global, Inc.	360	(1.69)%	(4,882)
Madison Square Garden Entertainment Corp.	81	(1.31)%	(5,400)
LGI Homes, Inc.	453	(1.16)%	(5,602)
Dream Finders Homes, Inc. — Class A	1,988	(1.39)%	(5,841)
Wabash National Corp.	2,367	(1.29)%	(12,969)
Total Consumer, Cyclical			$(42,757)
Total MS LONG/SHORT EQUITY SHORT CUSTOM BASKET			$(41,238)

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Custom Basket Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

MS — Morgan Stanley Capital Services LLC

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$2,204,508	$—	$—	(a)	$2,204,508
Rights	—	1	1		2
Exchange-Traded Funds	460,145	—	—		460,145
Mutual Funds	1,791,149	—	—		1,791,149
Closed-End Mutual Funds	517,801	—	—		517,801
Master Limited Partnerships	44	—	—		44
Repurchase Agreements	—	1,658,170	—		1,658,170
Commodity Futures Contracts(b)	36,408	—	—		36,408
Equity Futures Contracts(b)	31,677	1,056	—		32,733
Currency Futures Contracts(b)	17,021	—	—		17,021
Interest Rate Futures Contracts(b)	1,639	8,052	—		9,691
Equity Custom Basket Swap Agreements(b)	—	386,637	—		386,637
Total Assets	$5,060,392	$2,053,916	$1		$7,114,309

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts(b)	$2,038	$8,258	$—	$10,296
Currency Futures Contracts(b)	12,753	—	—	12,753
Equity Futures Contracts(b)	20,915	—	—	20,915
Commodity Futures Contracts(b)	57,970	—	—	57,970
Equity Custom Basket Swap Agreements(b)	—	41,238	—	41,238
Common Stocks Sold Short	361,898	—	—	361,898
Exchange-Traded Funds Sold Short	439,179	—	—	439,179
Total Liabilities	$894,753	$49,496	$—	$944,249

(a)	Securities with a market value of $0.
(b)	Reported as unrealized appreciation/(depreciation) at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in an additional series of Guggenheim Strategy Funds Trust that is no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$459,008	$(97)	$—	$1,234	$460,145	9,180	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	1,650,899	—	(499,999)	8,074	(9,864)	1,149,110	114,226	18,420
Guggenheim Strategy Fund III	645,147	—	—	—	(3,108)	642,039	25,899	9,360
Guggenheim Strategy Fund II	1,119,824	—	(1,117,009)	(3,761)	946	—	—	12,328
	$3,415,870	$459,008	$(1,617,105)	$4,313	$(10,792)	$2,251,294		$40,108

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MULTI-HEDGE STRATEGIES FUND

June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $2,613,796)	$2,722,355
Investments in affiliated issuers, at value (cost $2,238,174)	2,251,294
Repurchase agreements, at value (cost $1,658,170)	1,658,170
Cash	822,307
Segregated cash due from broker	2,275,766
Unrealized appreciation on OTC swap agreements	386,637
Prepaid expenses	273
Receivables:
Investments sold	82,331
Dividends	5,836
Interest	5,804
Variation margin on futures contracts	2,874
Fund shares sold	761
Securities lending income	12
Total assets	10,214,420

LIABILITIES:
Unrealized depreciation on OTC swap agreements	41,238
Securities sold short, at value (proceeds $763,230)	801,077
Payable for:
Investments purchased	151,223
Investment advisory fees	8,434
Fund shares redeemed	1,419
Distribution and service fees	1,145
Fund accounting/administration fees	178
Trustees’ fees and expenses*	68
Other liabilities	8,843
Total liabilities	1,013,625
NET ASSETS	$9,200,795

NET ASSETS CONSIST OF:
Paid-in capital	$22,356,803
Total distributable earnings (loss)	(13,156,008)
Net assets	$9,200,795

Class A:
Net assets	$1,759,635
Capital shares outstanding	73,261
Net asset value per share	$24.02
Maximum offering price per share (Net asset value divided by 95.25%)	$25.22
Class C:
Net assets	$109,597
Capital shares outstanding	5,046
Net asset value per share	$21.72
Class P:
Net assets	$3,372,448
Capital shares outstanding	139,723
Net asset value per share	$24.14
Institutional Class:
Net assets	$3,959,115
Capital shares outstanding	160,480
Net asset value per share	$24.67

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MULTI-HEDGE STRATEGIES FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers	$20,332
Dividends from securities of affiliated issuers	40,108
Interest from securities of unaffiliated issuers	55,352
Income from securities lending, net	13
Total investment income	115,805

EXPENSES:
Investment advisory fees	57,214
Distribution and service fees:
Class A	2,313
Class C	492
Class P	4,233
Short sales dividend expense	9,442
Miscellaneous	1,198
Total expenses	74,892
Expenses waived by Adviser	(3,495)
Net expenses	71,397
Net investment income	44,408
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,075,703)
Investments in affiliated issuers	4,313
Distributions received from unaffiliated investment companies	291
Investments in unaffiliated issuers sold short	(36,856)
Swap agreements	41,648
Futures contracts	218,896
Foreign currency transactions	(392)
Net realized loss	(847,803)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,232)
Investments in affiliated issuers	(10,792)
Investments in unaffiliated issuers sold short	(41,433)
Swap agreements	(57,225)
Futures contracts	(111,106)
Foreign currency translations	(36)
Net change in unrealized appreciation (depreciation)	(226,824)
Net realized and unrealized loss	(1,074,627)
Net decrease in net assets resulting from operations	$(1,030,219)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MULTI-HEDGE STRATEGIES FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,408	$376,509
Net realized gain (loss) on investments	(847,803)	324,235
Net change in unrealized appreciation (depreciation) on investments	(226,824)	(698,642)
Net increase (decrease) in net assets resulting from operations	(1,030,219)	2,102

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(204,797)
Class C	—	(10,313)
Class P	—	(315,903)
Institutional Class	—	(518,760)
Total distributions to shareholders	—	(1,049,773)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	306,664	80,767
Class C	46,973	47,652
Class P	718,124	511,499
Institutional Class	714,456	1,046,562
Distributions reinvested
Class A	—	189,573
Class C	—	10,313
Class P	—	312,977
Institutional Class	—	518,760
Cost of shares redeemed
Class A	(259,937)	(937,697)
Class C	(29,748)	(253,656)
Class P	(422,890)	(2,161,684)
Institutional Class	(1,150,602)	(33,596,725)
Net decrease from capital share transactions	(76,960)	(34,231,659)
Net decrease in net assets	(1,107,179)	(35,279,330)
NET ASSETS:
Beginning of period	10,307,974	45,587,304
End of period	$9,200,795	$10,307,974
CAPITAL SHARE ACTIVITY:
Shares sold
Class A	70	3,240
Class C	1,546	2,115
Class P	7,928	20,558
Institutional Class	1,655	41,401
Shares issued from reinvestment of distributions
Class A	—	8,304
Class C	—	497
Class P	—	13,643
Institutional Class	—	22,150
Shares redeemed
Class A	(10,956)	(39,060)
Class C	(1,406)	(11,323)
Class P	(17,895)	(89,747)
Institutional Class	(47,796)	(1,328,868)
Net decrease in shares	(66,854)	(1,357,090)

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$22.86	$24.83	$26.46	$26.16	$27.52	$25.89
Income (loss) from investment operations:
Net investment income (loss)(b)	0.10	0.44	0.52	0.54	0.09	(0.14)
Net gain (loss) on investments (realized and unrealized)	1.06 (c)	(0.09)	(1.43)	0.59	(1.01)	1.98
Total from investment operations	1.16	0.35	(0.91)	1.13	(0.92)	1.84
Less distributions from:
Net investment income	—	(2.32)	(0.72)	(0.83)	(0.44)	(0.21)
Total distributions	—	(2.32)	(0.72)	(0.83)	(0.44)	(0.21)
Net asset value, end of period	$24.02	$22.86	$24.83	$26.46	$26.16	$27.52

Total Return(d)	5.07%	1.56%	(3.58)%	4.27%	(3.47)%	7.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,760	$1,923	$2,772	$3,448	$3,915	$4,593
Ratios to average net assets:
Net investment income (loss)	0.83%	1.79%	1.95%	2.04%	0.32%	(0.52)%
Total expenses(e)	1.67%	1.89%	1.94%	1.85%	1.80%	2.18%
Net expenses(f)	1.59%	1.82%	1.88%	1.79%	1.76%	2.11%
Portfolio turnover rate	65%	154%	164%	197%	203%	205%
Supplemental Ratios to average net assets of:
Net expenses, excluding interest and/or dividend expense related to short sales	1.40%	1.40%	1.41%	1.40%	1.40%	1.41%

Class C	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$20.75	$22.67	$24.00	$23.90	$25.25	$23.75
Income (loss) from investment operations:
Net investment income (loss)(b)	0.02	0.23	0.29	0.32	(0.09)	(0.32)
Net gain (loss) on investments (realized and unrealized)	0.95 (c)	(0.08)	(1.31)	0.53	(0.94)	1.82
Total from investment operations	0.97	0.15	(1.02)	0.85	(1.03)	1.50
Less distributions from:
Net investment income	—	(2.07)	(0.31)	(0.75)	(0.32)	—
Total distributions	—	(2.07)	(0.31)	(0.75)	(0.32)	—
Net asset value, end of period	$21.72	$20.75	$22.67	$24.00	$23.90	$25.25

Total Return(d)	4.67%	0.85%	(4.31)%	3.46%	(4.16)%	6.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$110	$102	$309	$897	$621	$488
Ratios to average net assets:
Net investment income (loss)	0.15%	1.03%	1.19%	1.31%	(0.35)%	(1.26)%
Total expenses(e)	2.42%	2.64%	2.69%	2.60%	2.56%	2.93%
Net expenses(f)	2.35%	2.57%	2.63%	2.54%	2.51%	2.86%
Portfolio turnover rate	65%	154%	164%	197%	203%	205%
Supplemental Ratios to average net assets of:
Net expenses, excluding interest and/or dividend expense related to short sales	2.15%	2.15%	2.16%	2.14%	2.15%	2.16%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MULTI-HEDGE STRATEGIES FUND

Class P	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$22.97	$24.93	$26.57	$26.25	$27.61	$25.97
Income (loss) from investment operations:
Net investment income (loss)(b)	0.10	0.44	0.52	0.54	0.10	(0.15)
Net gain (loss) on investments (realized and unrealized)	1.07 (c)	(0.09)	(1.44)	0.60	(1.04)	2.00
Total from investment operations	1.17	0.35	(0.92)	1.14	(0.94)	1.85
Less distributions from:
Net investment income	—	(2.31)	(0.72)	(0.82)	(0.42)	(0.21)
Total distributions	—	(2.31)	(0.72)	(0.82)	(0.42)	(0.21)
Net asset value, end of period	$24.14	$22.97	$24.93	$26.57	$26.25	$27.61

Total Return	5.09%	1.58%	(3.61)%	4.25%	(3.44)%	7.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,372	$3,438	$5,117	$6,060	$9,105	$10,100
Ratios to average net assets:
Net investment income (loss)	0.85%	1.78%	1.95%	2.02%	0.38%	(0.53)%
Total expenses(e)	1.67%	1.89%	1.94%	1.85%	1.80%	2.18%
Net expenses(f)	1.60%	1.82%	1.88%	1.79%	1.76%	2.12%
Portfolio turnover rate	65%	154%	164%	197%	203%	205%
Supplemental Ratios to average net assets of:
Net expenses, excluding interest and/or dividend expense related to short sales	1.40%	1.40%	1.41%	1.40%	1.40%	1.41%

Institutional Class	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$23.45	$25.40	$27.05	$26.71	$28.09	$26.41
Income (loss) from investment operations:
Net investment income (loss)(b)	0.13	0.50	0.60	0.62	0.18	(0.08)
Net gain (loss) on investments (realized and unrealized)	1.09 (c)	(0.08)	(1.47)	0.60	(1.06)	2.03
Total from investment operations	1.22	0.42	(0.87)	1.22	(0.88)	1.95
Less distributions from:
Net investment income	—	(2.37)	(0.78)	(0.88)	(0.50)	(0.27)
Total distributions	—	(2.37)	(0.78)	(0.88)	(0.50)	(0.27)
Net asset value, end of period	$24.67	$23.45	$25.40	$27.05	$26.71	$28.09

Total Return	5.20%	1.83%	(3.36)%	4.51%	(3.22)%	7.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,959	$4,844	$37,389	$74,519	$109,405	$55,461
Ratios to average net assets:
Net investment income (loss)	1.05%	2.01%	2.20%	2.28%	0.66%	(0.27)%
Total expenses(e)	1.42%	1.64%	1.69%	1.60%	1.55%	1.92%
Net expenses(f)	1.34%	1.57%	1.63%	1.54%	1.51%	1.87%
Portfolio turnover rate	65%	154%	164%	197%	203%	205%
Supplemental Ratios to average net assets of:
Net expenses, excluding interest and/or dividend expense related to short sales	1.15%	1.16%	1.16%	1.14%	1.15%	1.16%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Total return does not reflect the impact of any applicable sales charges.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)	June 30, 2026

Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies

Organization

Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the ”1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, Class A shares, Class C shares, Class H shares, Class P shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but are subject to a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares are subject to a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At June 30, 2026, the Trust consisted of fifty-one Funds.

This report covers the following Funds:

Fund Name	Diversification Status
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

At June 30, 2026, Class A, Class C and Class H shares are offered by the Commodities Strategy Fund and Class A, Class C, Class P and Institutional Class shares are offered by the Managed Futures Strategy Fund and the Multi-Hedge Strategies Fund.

The Commodities Strategy Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transaction fees, which may cause the Fund to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Consolidation of Subsidiaries

The consolidated financial statements of each Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and collectively, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies (continued)

A summary of each Fund's investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2026	% of Net Assets of the Fund at June 30, 2026
Commodities Strategy Fund	09/08/09	$5,321,242	21.4%
Managed Futures Strategy Fund	05/01/08	3,795,758	15.7%
Multi-Hedge Strategies Fund	09/18/09	350,758	3.8%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class, by the number of outstanding shares of the share class on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies (continued)

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies (continued)

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Consolidated Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies (continued)

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities.

Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the tax year ended December 31, 2025, the most recently completed tax year and concluded that no additional provisions for income tax are required in the Funds’ consolidated financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Distributions of net investment income and distributions of net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated across share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies (continued)

(k) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.63% at June 30, 2026.

(l) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 ‒ Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Consolidated Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds' Consolidated Statement of Assets and Liabilities; securities held as collateral are noted on the Funds' Consolidated Schedule of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Commodities Strategy Fund	Index exposure, Liquidity	$25,520,500	$—
Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	35,024,722	48,507,334
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	5,707,854	6,792,310

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the New York Stock Exchange or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$3,363,059	$2,126,704

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Assets and Liabilities as of June 30, 2026:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Variation margin on futures contracts	—
Equity swap agreements	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2026:

	Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Futures Commodity Risk*	Futures Foreign Currency Exchange Risk*	Total Value at June 30, 2026
Managed Futures Strategy Fund	$249,434	$—	$41,210	$410,323	$80,514	$781,481
Multi-Hedge Strategies Fund	32,733	386,637	9,691	36,408	17,021	482,490

	Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Futures Commodity Risk*	Futures Foreign Currency Exchange Risk*	Total Value at June 30, 2026
Commodities Strategy Fund	$—	$—	$—	$2,644,689	$—	$2,644,689
Managed Futures Strategy Fund	29,549	—	44,186	813,748	2,768	890,251
Multi-Hedge Strategies Fund	20,915	41,238	10,296	57,970	12,753	143,172

*	Includes cumulative appreciation (depreciation) as reported on the Funds' Consolidated Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds' Consolidated Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Operations for the period ended June 30, 2026:

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Consolidated Statements of Operations categorized by primary risk exposure for the period ended June 30, 2026:

	Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Swaps Equity Risk	Futures Equity Risk	Futures Interest Rate Risk	Futures Commodity Risk	Futures Foreign Currency Exchange Risk	Total
Commodities Strategy Fund	$—	$—	$—	$1,317,649	$—	$1,317,649
Managed Futures Strategy Fund	—	634,339	(54,726)	1,070,721	(41,892)	1,608,442
Multi-Hedge Strategies Fund	41,648	48,609	(18,046)	179,025	9,308	260,544

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Swaps Equity Risk	Futures Equity Risk	Futures Interest Rate Risk	Futures Commodity Risk	Futures Foreign Currency Exchange Risk	Total
Commodities Strategy Fund	$—	$—	$—	$(2,662,548)	$—	$(2,662,548)
Managed Futures Strategy Fund	—	(28,837)	(74,067)	(776,764)	76,805	(802,863)
Multi-Hedge Strategies Fund	(57,225)	(15,152)	(4,300)	(100,616)	8,962	(168,331)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 ‒ Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 3 ‒ Offsetting (continued)

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Consolidated Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Consolidated Statements of Assets and Liabilities.

The following table presents derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets(a)	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Assets Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Multi-Hedge Strategies Fund	Equity Custom Basket Swap Agreements	$386,637	$—	$386,637	$—	$—	$386,637

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 3 ‒ Offsetting (continued)

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities(a)	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Multi-Hedge Strategies Fund	Equity Custom Basket Swap Agreements	$41,238	$—	$41,238	$—	$—	$41,238

(a)	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative instruments or other investments as of June 30, 2026.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Commodities Strategy Fund	Goldman Sachs & Co. LLC	Futures Contracts	$3,780,000	$—
Managed Futures Strategy Fund	Goldman Sachs & Co. LLC	Futures Contracts	2,379,300	—
Multi-Hedge Strategies Fund	Goldman Sachs & Co. LLC	Futures Contracts	253,700	—
	Goldman Sachs International	Short Equity Positions	1,814,663	—
	Morgan Stanley Capital Services LLC	Custom Basket Swap Agreements	207,403	—
			2,275,766	—

Note 4 ‒ Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 4 ‒ Fair Value Measurement (continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 ‒ Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Commodities Strategy Fund	0.75%
Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%

When the aggregate assets of each series of the Trust (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
>$1 billion - $2 billion	0.050%
>$2 billion	0.075%

Each Fund invests in its respective Subsidiary. Each Subsidiary has entered into a separate advisory agreement with the Adviser for the management of that Subsidiary’s portfolio pursuant to which the Subsidiary pays the Adviser a management fee at the same rate that the Subsidiary’s corresponding Fund pays the Adviser for services provided to that Fund. The Adviser has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Adviser by the Fund’s Subsidiary. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2026, the Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund waived $15,036, $20,198 and $2,182, respectively, related to advisory fees in their respective Subsidiaries.

For the Multi-Hedge Strategies Fund, GI has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expense, and extraordinary expenses.

For the Commodities Strategy Fund, GI has agreed to waive and/or reimburse expenses in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2027 and shall automatically renew for additional one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

The Funds pay operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others. Such expenses are allocated to various Funds within the Trust based on relative net assets.

The Board has adopted separate Distribution Plans applicable to Class A shares, Class H shares and Class P shares of the Funds, pursuant to which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended June 30, 2026, GFD retained sales charges of $87,460 relating to sales of Class A shares of the Trust.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2026, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Commodities Strategy Fund	$956
Managed Futures Strategy Fund	3,104
Multi-Hedge Strategies Fund	1,313

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

During the period ended June 30, 2026, the Funds' administrator, the Bank of New York Mellon Corp. ("BNY") made a capital contribution to the Commodities Strategy Fund in the amount of $29,291, relating to an operational issue. The amount is recorded as a capital contribution from administrator within the Fund's Consolidated Statements of Changes in Net Assets and the impact of the capital contribution to the Fund's total return is included within the Fund's Financial Highlights.

BNY serves as the Funds’ administrator, transfer agent, custodian and accounting agent. Prior to February 23, 2026, MUFG Investor Services (US), LLC served as the Funds’ administrator, accounting agent and transfer agent. As administrator, transfer agent and accounting agent, BNY maintains the books and records of the Funds’ securities

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

and cash. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, BNY is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and reimbursement of certain out of pocket expenses. For providing the aforementioned transfer agent and custodian services, BNY is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and reimbursement of certain out of pocket expenses.

Note 6 ‒ Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2026, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC 3.64% Due 07/01/26	$114,922,703	$114,925,881	U.S. Treasury Inflation-Protected Security 0.38% - 2.13% Due 01/15/27 - 04/15/31	$17,350,400	$23,374,784
			U.S. Treasury Strip Coupon 0.00% Due 08/31/26 - 02/15/56	64,506,781	56,047,343
			U.S. Treasury Note 1.25% - 4.50% Due 08/15/26 - 02/15/36	24,751,700	24,529,036
			U.S. Treasury Bond 1.88% - 4.88% Due 02/15/36 - 11/15/53	14,456,500	13,249,295
			U.S. Treasury Strip Principal 0.00% Due 08/15/26 - 05/15/29	20,700	19,802
			U.S. Treasury Bill 0.00% Due 07/30/26 - 09/01/26	900	897
				121,086,981	117,221,157
Bank of America Securities, Inc. 3.63% Due 07/01/26	114,917,175	114,928,795	U.S. Treasury Note 4.13% Due 06/15/29	116,969,600	117,212,847
			U.S. Treasury Inflation-Protected Security 0.63% Due 07/15/32	1,400	1,495
			U.S. Treasury Strip Principal 0.00% Due 05/15/41 - 02/15/54	4,100	1,078
			U.S. Treasury Bill 0.00% Due 09/03/26	100	99
				116,975,200	117,215,519

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 7 ‒ Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds' Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, BNY acts as the lending agent and other approved registered broker dealers act as the borrowers. The Funds receive cash and non-cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds bear the risk of loss on cash collateral investments.

Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

At June 30, 2026, none of the Funds had securities out on loan.

Note 8 ‒ Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ consolidated financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 8 ‒ Federal Income Tax Information (continued)

Each Fund intends to invest up to 25% of its assets in its respective Subsidiary, which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2026, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Commodities Strategy Fund	$20,997,890	$8,472	$(2,648,365)	$(2,639,893)
Managed Futures Strategy Fund	21,670,179	833,834	(920,542)	(86,708)
Multi-Hedge Strategies Fund	5,725,811	852,435	(408,186)	444,249

Note 9 ‒ Securities Transactions

For the period ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Commodities Strategy Fund	$—	$—
Managed Futures Strategy Fund	—	1,900,066
Multi-Hedge Strategies Fund	4,758,079	9,283,343

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2026, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 10 ‒ Line of Credit

On September 26, 2025, the Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from BNY which expires on September 25, 2026. This line of credit is reserved for emergency or temporary purposes, and the Funds’ general business purposes. Borrowings, if any, under this arrangement bear interest which varies between the greater of BNY’s “overnight rate”, SOFR, the Federal Funds Rate, or 0%, plus 1%, which shall be paid monthly. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2026.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (concluded)	June 30, 2026

Note 11 ‒ Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures ("ASU 2023-07") Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies of these Notes to Consolidated Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Consolidated Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on each Fund’s Consolidated Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Consolidated Statement of Operations.

Note 12 ‒ Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 13 ‒ Subsequent Events

The Funds evaluated subsequent events through the date the consolidated financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ consolidated financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Consolidated Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC’s website at https:// www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available to shareholders, upon request and without charge, by calling 800.820.0888.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Rydex Series Funds Board of Trustees

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), including a majority of the Independent Trustees, approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
● Banking Fund*	● Basic Materials Fund*
● Biotechnology Fund*	● Commodities Strategy Fund
● Consumer Products Fund*	● Dow Jones Industrial Average Fund
● Electronics Fund*	● Emerging Markets 2x Strategy Fund
● Emerging Markets Bond Strategy Fund	● Energy Fund*
● Energy Services Fund*	● Europe 1.25x Strategy Fund
● Financial Services Fund*	● Government Long Bond 1.2x Strategy Fund
● Health Care Fund*	● High Yield Strategy Fund
● Internet Fund*	● Inverse Emerging Markets 2x Strategy Fund
● Inverse Government Long Bond Strategy Fund	● Inverse High Yield Strategy Fund
● Inverse Mid-Cap Strategy Fund	● Inverse NASDAQ-100 Strategy Fund
● Inverse Russell 2000 Strategy Fund	● Inverse S&P 500 Strategy Fund
● Japan 2x Strategy Fund	● Leisure Fund*
● Mid-Cap 1.5x Strategy Fund	● Monthly Rebalance NASDAQ-100 2x Strategy Fund
● NASDAQ-100 Fund	● Nova Fund
● Precious Metals Fund*	● Real Estate Fund*
● Retailing Fund*	● Russell 2000 1.5x Strategy Fund
● Russell 2000 Fund	● S&P 500 Fund
● S&P 500 Pure Growth Fund	● S&P 500 Pure Value Fund
● S&P MidCap 400 Pure Growth Fund	● S&P MidCap 400 Pure Value Fund
● S&P SmallCap 600 Pure Growth Fund	● S&P SmallCap 600 Pure Value Fund
● Strengthening Dollar 2x Strategy Fund	● Technology Fund*
● Telecommunications Fund*	● Transportation Fund*
● Utilities Fund*	● U.S. Government Money Market Fund
● Weakening Dollar 2x Strategy Fund

Alternative Funds** (i.e., Non-Tradable Funds)
● Managed Futures Strategy Fund**	● Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 14, 2026 (the “April Meeting”) and on May 14, 2026 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim and FUSE, including, among other things, a discussion of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

[1]	Security Investors also serves as investment adviser to each of Rydex Series Funds Commodities Strategy CFC, Rydex Managed Futures Strategy CFC and Rydex Series Funds Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2027 at a meeting held on May 13-14, 2026 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2025, 2024 and 2023. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2025 and 2024, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered management’s view that the Tradable Funds continue to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, accounting agent, transfer agent, distributor, custodian, independent auditor and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees certain services provided by service providers to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Head of Finance Operations of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB. The Committee also received information regarding the ownership structure of Guggenheim Investments and its parent company, Guggenheim Capital, LLC.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2025. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2025, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2025, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2026. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage, and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund underperformed the comparable peer fund and that the Fund’s performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year periods ended December 31, 2025.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures, and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of the Managed Futures Strategy Fund’s Institutional Class shares ranked in the second quartile or better of its performance universe for each of the five-year and three-year periods considered. In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The returns of the Fund’s Institutional Class shares ranked in the 90th and 95th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2025, respectively. The Committee noted management’s explanation that the Fund’s Market Neutral Real Estate strategy was the largest detractor from relative underperformance over the five-year and three-year time periods and was discontinued and removed from the Fund in June 2025. The Committee considered management’s statement that, in light of this underperformance, in November 2025 the investment management team implemented certain enhancements to the Fund’s investment strategies and processes, and had also developed and was in the process of implementing an Equity Market Neutral strategy for the Fund. The Committee took into account management’s discussions at the April Meeting and the May Board Meeting regarding the Fund’s performance and the various enhancements to the Fund.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites (which also employs a daily rebalance feature) is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the other competitor product suite (which employs a monthly rebalance feature) is directly comparable. The Committee noted that the contractual advisory fee for each Fund’s Class H shares, other than the Monthly Rebalance NASDAQ-100 2x Strategy Fund, was equal to or lower than the contractual advisory fee charged to the comparable peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to those of the peer fund. For the Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and the total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee, net effective management fee and total net expense ratio were higher than those of the comparable peer fund, but noted management’s statement that it believes that the peer fund’s unique structural arrangement of investing in a master portfolio managed by an unaffiliated investment adviser may result in the peer fund’s stated advisory fees being understated. The Committee took into account management’s discussion at the April Meeting regarding the Fund’s fee and expense comparisons relative to the peer fund and management’s belief that the Fund’s total net expense ratio is appropriate.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

[2]	The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The Committee considered the continuation through August 1, 2027 of management’s agreement, implemented as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee also considered the continuation through August 1, 2027 of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/ or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee further noted the continuation through August 1, 2027 of management’s agreement, implemented as part of the 2022 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets3 by 0.05% of its average daily net assets and, with respect to NASDAQ-100 Fund, to reduce the total net expense ratio of the Fund by 0.05% of its average daily net assets in excess of $500 million, through expense reimbursement and/or waiver agreements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2025, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2024 and December 31, 2023. In addition, the Head of Finance Operations of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Head of Finance Operations of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement indicating that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain synergies, such as enhanced visibility of the Adviser and its products and services with the correlative opportunity to increase sales and distribution of these products and services, and other synergies arising from offering a broad spectrum of products and services, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

[3]	Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2025 was attributable to decreases in operating expenses, product costs and third-party distribution costs due to the sale of Guggenheim Investments’ actively-managed equity funds business in 2024 as well as the closure of certain funds in 2024.

With respect to the Tradable Funds, the Committee noted that, in addition to the expense reimbursement and/or waiver arrangement implemented in August 2022 for the NASDAQ-100 Fund on average daily net assets in excess of $500 million, the Adviser has agreed to a contractual advisory fee breakpoint schedule for the Funds that is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. Under the breakpoint schedule adopted in June 2018 to reflect product-suite level economies of scale, each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds, a separate trust, equal or exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profitability; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and individual Committee members, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	September 2, 2026

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer (Principal Financial and Accounting Officer)

Date	September 2, 2026

* Print the name and title of each signing officer under his or her signature.